AS WITH ALL MUTUAL FUNDS, THE                           HARTFORD HLS FUNDS
SECURITIES AND EXCHANGE COMMISSION                      FOR USE WITH FORTIS BENEFITS AND FIRST FORTIS VARIABLE
HAS NOT APPROVED OR DISAPPROVED                         INSURANCE PRODUCTS
THESE SECURITIES OR PASSED UPON
THE ADEQUACY OF THIS PROSPECTUS.                        CLASS IA SHARES
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

                                   EFFECTIVE MAY 1, 2002

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                               HARTFORD HLS FUNDS

                             CLASS IA SHARES

                             PROSPECTUS
                             MAY 1, 2002


                                             STOCK FUNDS
                                             ------------------------------------------------------------
                                             AMERICAN LEADERS HLS FUND
                                             BLUE CHIP STOCK HLS FUND
                                             BLUE CHIP STOCK II HLS FUND
                                             CAPITAL OPPORTUNITIES HLS FUND
                                             GLOBAL EQUITY HLS FUND
                                             GLOBAL LEADERS HLS FUND
                                             GROWTH AND INCOME HLS FUND
                                             GROWTH OPPORTUNITIES HLS FUND
                                             INDEX HLS FUND
                                             INTERNATIONAL STOCK HLS FUND
                                             INTERNATIONAL STOCK II HLS FUND
                                             INVESTORS GROWTH HLS FUND
                                             LARGE CAP GROWTH HLS FUND
                                             MID CAP STOCK HLS FUND
                                             SMALLCAP GROWTH HLS FUND
                                             SMALL CAP VALUE HLS FUND
                                             VALUE OPPORTUNITIES HLS FUND

                                             ASSET ALLOCATION FUND
                                             ------------------------------------------------------------
                                             ADVISERS HLS FUND

                                             BOND FUNDS
                                             ------------------------------------------------------------
                                             BOND HLS FUND
                                             HIGH YIELD HLS FUND
                                             MULTISECTOR BOND HLS FUND
                                             U.S. GOVERNMENT SECURITIES HLS FUND

                                             MONEY MARKET FUND
                                             ------------------------------------------------------------
                                             MONEY MARKET HLS FUND

                             HARTFORD HLS FUNDS
                             C/O INDIVIDUAL ANNUITY SERVICES
                             P.O. BOX 5085
                             HARTFORD, CT 06102-5085

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"), and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Global Leaders HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, Index HLS Fund, SmallCap Growth HLS Fund, Value Opportunities HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, U.S. Government Securities HLS Fund and Money Market HLS Fund each offer two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to Rule 12b-1 distribution fees and therefore have higher expenses than Class IA shares, which are not subject to 12b-1 distribution fees. Each other fund in this prospectus offers only Class IA shares. Prior to the date of this prospectus, each fund, except Global Leaders HLS Fund, Growth and Income HLS Fund, Index HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund, offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Three of the funds (Global Leaders HLS Fund, Growth and Income HLS Fund and High Yield HLS Fund) are investment portfolios of Hartford Series Fund, Inc.; four of the funds (Index HLS Fund, Advisers HLS Fund, Bond HLS Fund and Money Market HLS
Fund) are each a separate corporation; and each other fund is an investment portfolio of Hartford HLS Series Fund II, Inc. Prior to the date of this prospectus, the investment portfolios of Hartford HLS Series Fund II, Inc. were named as follows:

PREVIOUS FUND NAME:                            CURRENT FUND NAME:
Fortis American Leaders Series                 Hartford American Leaders
                                               HLS Fund
Fortis Blue Chip Stock Series                  Hartford Blue Chip Stock
                                               HLS Fund
Fortis Blue Chip Stock Series II               Hartford Blue Chip Stock
                                               II HLS Fund
Fortis Capital Opportunities Series            Hartford Capital
                                               Opportunities HLS Fund

PREVIOUS FUND NAME:                            CURRENT FUND NAME:
Fortis Global Equity Series                    Hartford Global Equity HLS
                                               Fund
Fortis Growth Stock Series                     Hartford Growth
                                               Opportunities HLS Fund
Fortis International Stock Series              Hartford International
                                               Stock HLS Fund
Fortis International Stock Series II           Hartford International
                                               Stock II HLS Fund
Fortis Investors Growth Series                 Hartford Investors Growth
                                               HLS Fund
Fortis Large Cap Growth Series                 Hartford Large Cap Growth
                                               HLS Fund
Fortis Mid Cap Stock Series                    Hartford Mid Cap Stock HLS
                                               Fund
Fortis Aggressive Growth Series                Hartford SmallCap Growth
                                               HLS Fund
Fortis Small Cap Value Series                  Hartford Small Cap Value
                                               HLS Fund
Fortis Value Series                            Hartford Value
                                               Opportunities HLS Fund
Fortis Multisector Bond Series                 Hartford Multisector Bond
                                               HLS Fund
Fortis U.S. Government Securities Series       Hartford U.S. Government
                                               Securities HLS Fund

Each fund is a diversified fund. Information on each fund, including their risk factors, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                            HARTFORD HLS FUNDS

CONTENTS                                                                    PAGE
--------------------------------------------------------------------------------

A summary of each fund's                       Hartford American Leaders HLS Fund                             4
goals, strategies, risks,                      Hartford Blue Chip Stock HLS Fund                              7
performance and fees.                          Hartford Blue Chip Stock II HLS Fund                          10
                                               Hartford Capital Opportunities HLS Fund                       13
                                               Hartford Global Equity HLS Fund                               16
                                               Hartford Global Leaders HLS Fund                              19
                                               Hartford Growth and Income HLS Fund                           22
                                               Hartford Growth Opportunities HLS Fund                        25
                                               Hartford Index HLS Fund                                       28
                                               Hartford International Stock HLS Fund                         31
                                               Hartford International Stock II HLS Fund                      34
                                               Hartford Investors Growth HLS Fund                            37
                                               Hartford Large Cap Growth HLS Fund                            40
                                               Hartford Mid Cap Stock HLS Fund                               43
                                               Hartford SmallCap Growth HLS Fund                             46
                                               Hartford Small Cap Value HLS Fund                             49
                                               Hartford Value Opportunities HLS Fund                         52
                                               Hartford Advisers HLS Fund                                    55
                                               Hartford Bond HLS Fund                                        58
                                               Hartford High Yield HLS Fund                                  61
                                               Hartford Multisector Bond HLS Fund                            64
                                               Hartford U.S. Government Securities HLS Fund                  67
                                               Hartford Money Market HLS Fund                                70

Further information on                         Investment strategies and investment matters                  72
the funds.                                     Management of the funds                                       74
                                               Purchase and redemption of fund shares                        77
                                               Determination of net asset value                              78
                                               Dividends and distributions                                   79
                                               Exchange privileges                                           79
                                               Federal income taxes                                          79
                                               Brokerage commissions                                         79
                                               Variable contract owner voting rights                         79
                                               Plan participant voting rights                                79
                                               Performance related information                               79
                                               Distributor, Custodian and Transfer Agent                     80
                                               Financial highlights                                          81
                                               Privacy policy                                               104
                                               For more information                                  back cover

HARTFORD HLS FUNDS                                                             3

HARTFORD AMERICAN LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford American Leaders HLS Fund seeks long-term growth of capital. The secondary objective of the fund is to provide income.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of blue chip companies. The fund's holdings ordinarily will be in large capitalization companies that are in the top 25% of their industry sectors in terms of revenues and, in the opinion of the fund's sub-adviser, Federated Investment Management Company ("Federated"), are trading at a low valuation in relation to their history, to their current market value and to their expected future price.

Companies with similar characteristics may be grouped together in broad categories called sectors. Federated diversifies the fund's investments, limiting the fund's risk exposure with respect to individual securities and industry sectors. In determining the amount to invest in a security, and in order to manage sector risk, Federated attempts to limit the fund's exposure to each major sector in the Standard & Poor's 500 Index, as a general matter, to not less than 50% nor more than 200% of the Index's allocation to that sector.

The fund's equity investments principally consist of common stocks, but also may include American Depositary Receipts ("ADRs"). ADRs represent interests in underlying securities issued by a foreign company, but are traded in the United States. The fund invests primarily in ADRs of companies with significant operations within the United States.

Federated performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the fund's portfolio. In selecting securities, Federated focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, Federated considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, Federated looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Federated's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Because the fund may allocate more of its assets to one or more industry sectors than to other sectors, fund performance will be more susceptible to any developments which affect the sectors emphasized by the fund.

Because the fund invests in ADRs issued by foreign companies it may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

 4                                                            HARTFORD HLS FUNDS

                                              HARTFORD AMERICAN LEADERS HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS FOR CALENDAR YEAR 2001
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
01                                                                               -3.48

------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 8.40% (4th quarter 2001) and the lowest quarterly return was -11.85% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                         SINCE INCEPTION
                              1 YEAR      (MAY 1, 2000)
 Class IA(1)                   -3.48%          0.72%
 S&P Barra Value Index
   (reflects no deduction
   for fees or expenses)      -11.69%         -3.57%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/00.

  INDEX: The S&P Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.

HARTFORD HLS FUNDS                                                             5

HARTFORD AMERICAN LEADERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.90%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.15%
 Total operating expenses                                         1.05%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  106
 Year 3                                                           $  331
 Year 5                                                           $  574
 Year 10                                                          $1,271

SUB-ADVISER

Federated

PORTFOLIO MANAGERS

Michael P. Donnelly

- Senior Vice President,
  Federated

- Joined Federated in 1989,
  portfolio manager since 1994
  and Senior Vice President since
  1999

- Chartered Financial Analyst and
  received MBA from University of
  Virginia

Kevin R. McCloskey

- Vice President, Federated

- Portfolio manager with
  Federated since 1999

- Portfolio manager, 1994-1999,
  and investment/quantitative
  analyst, 1994, with Killian
  Asset Management Corporation

- Chartered Financial Analyst and
  received MBA from University of
  Dayton, with concentrations in
  investment management and
  quantitative methods

 6                                                            HARTFORD HLS FUNDS

                                               HARTFORD BLUE CHIP STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Blue Chip Stock HLS Fund seeks long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGY. The fund pursues its objectives by investing at least 80% of its assets in common stocks of large and medium-sized blue chip growth companies, as defined by T. Rowe Price Associates, Inc. ("T. Rowe Price"), the sub-adviser to the fund. These are companies that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth. T. Rowe Price focuses on companies with leading market position, seasoned management, and strong financial fundamentals. Its investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies that are targeted will have good prospects for dividend growth.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most of the fund's assets will be invested in U.S. common stocks, the fund may also purchase other types of securities, including foreign securities, preferred stocks and convertible securities, when they are considered consistent with the fund's investment objectives. The fund may also buy and sell futures contracts and options on futures contracts. This may be done to hedge the value of the fund's portfolio against potential adverse movements in securities prices, to enhance returns, or to maintain market exposure.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

T. Rowe Price's investment strategy significantly influences the fund's performance. Even well-established growth stocks can be volatile. The fund's focus on large and medium-sized blue chip companies significantly influences its performance. Large blue chip company stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller companies. Medium-sized blue chip companies may have greater volatility than larger blue chip companies. Additionally, if T. Rowe Price incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

If the fund uses futures contracts or options on futures contracts it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on T. Rowe Price's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if the fund had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if their forecast is correct, there may be an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged.

HARTFORD HLS FUNDS                                                             7

HARTFORD BLUE CHIP STOCK HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
97                                                                               27.00
98                                                                               28.07
99                                                                               19.88
00                                                                               -2.47
01                                                                              -14.41

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 24.38% (4th quarter 1998) and the lowest quarterly return was -17.00% (1st quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                             SINCE INCEPTION
                       1 YEAR     5 YEARS     (MAY 1, 1996)
 Class IA(1)           -14.41%    10.23%          11.91%
 S&P 500 Index
   (reflects no
   deduction for fees
   or expenses)        -11.87%    10.70%          11.09%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/96.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 8                                                            HARTFORD HLS FUNDS

                                               HARTFORD BLUE CHIP STOCK HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None
ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.87%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.05%
 Total operating expenses                                         0.92%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $   94
 Year 3                                                           $  293
 Year 5                                                           $  509
 Year 10                                                          $1,131

SUB-ADVISER

The fund is managed by T. Rowe
Price using an investment
advisory committee chaired by
Larry J. Puglia. Mr. Puglia has
had the day-to-day
responsibilities of managing the
fund since 1996 and has been
managing investments since
joining T. Rowe Price in 1990.

HARTFORD HLS FUNDS                                                             9

HARTFORD BLUE CHIP STOCK II HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Blue Chip Stock II HLS Fund seeks long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in the stocks of blue chip companies, as defined by A I M Capital Management, Inc. ("AIM"), the sub-adviser to the fund. The fund considers blue chip companies to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess strong financial characteristics, as described below:

     - MARKET CHARACTERISTICS. Companies which occupy, or have the potential to occupy, leading market positions that are expected to be maintained or enhanced over time. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

     - FINANCIAL CHARACTERISTICS. Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or
       (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

The fund may also invest up to 25% of its total assets in foreign securities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

AIM's investment strategy significantly influences the fund's performance. The fund's focus on large and medium-sized blue chip companies significantly influences its performance. Large blue chip company stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller companies. Medium-sized blue chip companies may have greater volatility than larger blue chip companies. Additionally, if AIM incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

 10                                                           HARTFORD HLS FUNDS

                                       HARTFORD BLUE CHIP STOCK II HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
01                                                                              -22.49

------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 12.51% (4th quarter 2001) and the lowest quarterly return was -19.78% (1st quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                          SINCE INCEPTION
                               1 YEAR      (MAY 1, 2000)
 Class IA(1)                   -22.49%        -20.48%
 S&P 500 Index (reflects no
   deduction for fees or
   expenses)                   -11.87%        -12.63%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/00.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            11

HARTFORD BLUE CHIP STOCK II HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.15%
 Total operating expenses                                         1.10%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  112
 Year 3                                                           $  350
 Year 5                                                           $  606
 Year 10                                                          $1,340

SUB-ADVISER

AIM

PORTFOLIO MANAGERS

Monika H. Degan

- Senior Portfolio Manager, AIM

- Associated with AIM and/or its
  affiliates since 1995

Jonathan C. Schoolar

- Senior Portfolio Manager, AIM

- Associated with AIM and/or its
  affiliates since 1986

 12                                                           HARTFORD HLS FUNDS

                                         HARTFORD CAPITAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Opportunities HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. The fund invests at least 65% of net assets in common stocks and equity-related securities, such as preferred stocks, convertible securities and depositary receipts. The fund focuses on companies which the fund's sub-adviser, Massachusetts Financial Services Company ("MFS"), believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The fund may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the MFS and its large group of equity research analysts.

Under normal market conditions, the fund invests primarily in common stocks of companies with large market capitalizations that MFS believes have superior growth potential. MFS defines large cap companies as companies with a market cap greater than $5 billion.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

MFS' investment strategy significantly influences the fund's performance. If MFS incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. Additionally, large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            13

HARTFORD CAPITAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
01                                                                              -23.63

------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 17.49% (4th quarter 2001) and the lowest quarterly return was -26.37% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                         SINCE INCEPTION
                              1 YEAR      (MAY 1, 2000)
 Class IA(1)                  -23.63%        -21.04%
 S&P 500 Index (reflects no
   deduction for fees or
   expenses)                  -11.87%        -12.63%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/00.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 14                                                           HARTFORD HLS FUNDS

                                         HARTFORD CAPITAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None
ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.90%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.26%
 Total operating expenses                                         1.16%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  118
 Year 3                                                           $  368
 Year 5                                                           $  638
 Year 10                                                          $1,409

SUB-ADVISER

MFS

PORTFOLIO MANAGER

Maura A. Shaughnessy

- Senior Vice President of MFS

- Employed in the investment
  management area of MFS since
  1991

HARTFORD HLS FUNDS                                                            15

HARTFORD GLOBAL EQUITY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Equity HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities, including common stocks, preferred stocks, convertible securities and depositary receipts, of U.S. and foreign (including emerging market) issuers. The fund spreads its investments across these markets and focuses on companies which the fund's sub-adviser, Massachusetts Financial Services Company ("MFS"), believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The fund generally seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded.

Under normal market conditions, the fund invests in at least three different countries. A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country, (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by MFS and its large group of equity research analysts.

The fund may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

MFS' investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If MFS incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. If the fund invests in countries or regions that experience economic downturns, performance could suffer. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

 16                                                           HARTFORD HLS FUNDS

                                                HARTFORD GLOBAL EQUITY HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
01                                                                               -9.60

------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 8.85% (4th quarter 2001) and the lowest quarterly return was -10.69% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         SINCE INCEPTION
                              1 YEAR      (MAY 1, 2000)
 Class IA(1)                   -9.60%         -9.62%
 MSCI World Index (reflects
   no deduction for fees or
   expenses)                  -16.52%     -15.21%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/00.

  INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index, which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

HARTFORD HLS FUNDS                                                            17

HARTFORD GLOBAL EQUITY HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  1.00%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.39%
 Total operating expenses                                         1.39%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  142
 Year 3                                                           $  440
 Year 5                                                           $  761
 Year 10                                                          $1,669

SUB-ADVISER

MFS

PORTFOLIO MANAGER

David R. Mannheim

- Senior Vice President, MFS

- Employed in the investment
  management area of MFS since
  1988 and has managed the fund
  since its inception

 18                                                           HARTFORD HLS FUNDS

                                             HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of the fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management"), be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 350%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            19

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
99                                                                               50.37
00                                                                               -7.06
01                                                                              -16.58

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter 1999) and the lowest quarterly return was -15.79% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                      SINCE INCEPTION
                         1 YEAR     (SEPTEMBER 30, 1998)
 Class IA                -16.58%           14.14%
 Morgan Stanley Capital
   International World
   Index (reflects no
   deduction for fees
   or expenses)          -16.52%            3.11%

  INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

 20                                                           HARTFORD HLS FUNDS

                                                HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.74%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.07%
 Total operating expenses                                         0.81%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $   83
 Year 3                                                           $  260
 Year 5                                                           $  451
 Year 10                                                          $1,005

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

- Senior Vice President of
  Wellington Management

- Sole Manager of the fund since
  August 2001; Co-Manager of the
  fund since inception (September
  1998)

- Joined Wellington Management in
  1997

- Investment professional since
  1987

HARTFORD HLS FUNDS                                                            21

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management"). The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 22                                                           HARTFORD HLS FUNDS

                                             HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
99                                                                               21.82
00                                                                               -5.64
01                                                                               -8.02

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 15.65% (4th quarter 1999) and the lowest quarterly return was -15.51% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                         SINCE INCEPTION
                              1 YEAR      (MAY 29, 1998)
 Class IA                      -8.02%         6.61%
 S&P 500 Index (reflects no
   deduction for fees or
   expenses)                  -11.88%         2.73%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            23

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.75%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.04%
 Total operating expenses                                         0.79%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 81
 Year 3                                                            $253
 Year 5                                                            $440
 Year 10                                                           $981

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

- Senior Vice President of
  Wellington Management

- Manager of the fund since
  inception (May 1998)

- Joined Wellington Management in
  1994

- Investment professional since
  1987

 24                                                           HARTFORD HLS FUNDS

                                          HARTFORD GROWTH OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management"), believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Wellington Management looks for a strong management team that has a clearly articulated business strategy, a history of earnings growth and the potential for that growth to be sustained, and attractive stock valuation based on multiple valuation tools.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            25

HARTFORD GROWTH OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
92                                                                                2.94
93                                                                                8.78
94                                                                               -2.82
95                                                                               27.66
96                                                                               16.41
97                                                                               12.42
98                                                                               19.01
99                                                                               55.17
00                                                                                3.99
01                                                                              -22.85

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter 1999) and the lowest quarterly return was -23.35% (1st quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                             1 YEAR    5 YEARS   10 YEARS
 Class IA(1)                 -22.85%   10.74%     10.42%
 S&P MidCap 400 Index
   (reflects no deduction
   for fees or expenses)      -0.60%   16.09%     13.23%
 Russell 3000 Growth Index
   (reflects no deduction
   for fees or expenses)     -19.63%    7.72%     10.41%

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

  INDICES: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by Standard & Poor's Corporation designed to represent price movements in the midcap U.S. equity market. The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The fund has changed its benchmark from the S&P MidCap 400 Index to the Russell 3000 Growth Index because the fund's investment adviser believes the Russell 3000 Growth Index is better suited for the investment strategy of the fund.

 26                                                           HARTFORD HLS FUNDS

                                          HARTFORD GROWTH OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.61%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.04%
 Total operating expenses                                         0.65%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 66
 Year 3                                                            $208
 Year 5                                                            $362
 Year 10                                                           $810

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

- Vice President of Wellington
  Management

- Manager of the fund since April
  2001

- Joined Wellington Management in
  1999

- Employed by Kobrick Funds from
  1997-1999, State Street
  Research and Management from
  1992-1996 and 1997, and
  Montgomery Asset Management
  1996

HARTFORD HLS FUNDS                                                            27

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management Company ("HIMCO(R)"), is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")1 chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2001, approximately 51.5 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Microsoft Corporation, Exxon Mobil Corporation, Citigroup, Inc. and Wal-Mart Stores, Inc.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

1 "Standard & Poor's'(R), "S&P"(R), "S&P 500"(R), "Standard &
  Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

 28                                                           HARTFORD HLS FUNDS

                                                                    HARTFORD
INDEX HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
92                                                                                6.82
93                                                                                9.12
94                                                                                0.94
95                                                                               36.55
96                                                                               22.09
97                                                                               32.61
98                                                                               28.06
99                                                                               20.49
00                                                                               -9.50
01                                                                              -12.31

------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 21.17% (4th quarter 1998) and the lowest quarterly return was -14.81% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                             1 YEAR     5 YEARS    10 YEARS
 Class IA                    -12.31%    10.18%      12.28%
 S&P 500 Index (reflects no
   deduction for fees or
   expenses)                 -11.88%    10.70%      12.93%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            29

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.40%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.03%
 Total operating expenses                                         0.43%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 44
 Year 3                                                            $138
 Year 5                                                            $241
 Year 10                                                           $543

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

- Vice President of HIMCO

- Manager of the fund since 1987

- Joined HIMCO in 1987

- Investment professional since
  1987

 30                                                           HARTFORD HLS FUNDS

                                  HARTFORD INTERNATIONAL STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Stock HLS Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in common stocks. The fund focuses on common stocks and other equity securities of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE(R)) Index that the fund's sub-adviser, Lazard Asset Management ("Lazard"), believes are undervalued based on their earnings, cash flow or asset values.

Lazard attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratios, high yield, unrecognized assets, potential for management change and the potential to improve profitability. Lazard's global investment specialists apply both quantitative and qualitative analysis to securities selection, and focus on individual stock selection rather than on general stock market trends.

In choosing stocks for the fund, Lazard looks for established companies in economically developed countries. The percentage of the fund's assets invested in particular geographic sectors may shift from time to time based on Lazard's judgment.

The fund may engage in forward currency exchange contracts to hedge its portfolio against unfavorable currency movements and to enhance returns.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Lazard's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Additionally, if the fund invests in countries or regions that experience economic downturns, performance could suffer.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

HARTFORD HLS FUNDS                                                            31

HARTFORD INTERNATIONAL STOCK HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
95                                                                               14.35
96                                                                               14.02
97                                                                               11.99
98                                                                               16.47
99                                                                               23.99
00                                                                               -9.79
01                                                                              -24.17

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 18.26% (4th quarter 1998) and the lowest quarterly return was -16.92% (3rd quarter 1998).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                            SINCE INCEPTION
                       1 YEAR    5 YEARS   (JANUARY 3, 1995)
 Class IA(1)           -24.17%    2.04%          5.38%
 MSCI EAFE Index
   (reflects no
   deduction for fees
   or expenses)        -21.21%    1.17%          3.90%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 12/31/94.

  INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index is a broad based unmanaged index of stocks of Europe, Australia and the Far East.

 32                                                           HARTFORD HLS FUNDS

                                           HARTFORD INTERNATIONAL STOCK HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.84%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.10%
 Total operating expenses                                         0.94%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $   96
 Year 3                                                           $  300
 Year 5                                                           $  520
 Year 10                                                          $1,155

SUB-ADVISER

Lazard

PORTFOLIO MANAGERS

Herbert W. Gullquist

- Chief Investment Officer and
  Managing Director, Lazard, Vice
  Chairman, Lazard Freres

- Manager of the fund since its
  inception

- Responsible for monitoring all
  investment activity to ensure
  adherence to Lazard's
  investment philosophy and
  guidelines

John R. Reinsberg

- Managing Director, Lazard

- Manager of the fund since its
  inception

- Responsible for
  international/global equity
  management and overseeing the
  day-to-day operations of
  Lazard's international equity
  investment team

HARTFORD HLS FUNDS                                                            33

HARTFORD INTERNATIONAL STOCK II HLS FUND
--------------------------------------------------------------------------------

From its inception on January 3, 1995 through August 31, 2000, this fund was managed by a different sub-adviser and was named the Fortis Global Asset Allocation Series. As Global Asset Allocation Series, the fund invested in equity and fixed-income securities of issuers located throughout the world, including the United States. Since September 1, 2000, the fund has been sub-advised by T. Rowe Price International, Inc. in the manner described below.

INVESTMENT GOAL. The Hartford International Stock II HLS Fund's objective is long term growth of capital.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks. The fund focuses on common stocks of well-established, non-U.S. companies and diversifies broadly among developed and emerging countries throughout the world.

Stock selection reflects a growth style. The fund may purchase the stocks of companies of any size, but the focus will typically be on large and, to a lesser extent, medium-sized companies. The fund's sub-adviser, T. Rowe Price International, Inc. ("Price International"), employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocation among large-, mid-, or small-cap stocks.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, "bottom-up" stock selection is the focus of its decision making. In selecting stocks, companies with one or more of the following characteristics are favored: companies with leading market positions, attractive business niches, a strong franchise or monopoly, technological leadership or proprietary advantages, seasoned management, earnings growth and cash flow sufficient to support growing dividends, and healthy balance sheets with relatively low debt. Country allocation is driven largely by stock selection, though Price International may limit investments in markets that appear to have poor overall prospects.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also invest its assets in other securities, including preferred stocks, warrants, convertibles and/or debt securities when they are considered consistent with the fund's investment objective. The fund may also purchase futures and options, as well as foreign currency and foreign currency forward contracts. This may be done to hedge the value of the fund's portfolio against potential adverse movements in securities prices or currencies, to enhance returns, or to maintain market exposure.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Price International's investment strategy significantly influences the fund's performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on smaller capitalization stocks. If Price International incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Additionally, if the fund invests in countries or regions that experience economic downturns, performance could suffer. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

If the fund uses options, futures contracts or foreign currency hedging transactions, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if

 34                                                           HARTFORD HLS FUNDS

                            HARTFORD INTERNATIONAL STOCK II HLS FUND
--------------------------------------------------------------------------------

the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged. Exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by its' previous investment adviser and sub-adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
95                                                                               17.47
96                                                                               12.72
97                                                                               13.51
98                                                                               17.27
99                                                                               -0.87
00                                                                               -8.17
01                                                                              -21.47

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 12.15% (4th quarter 1998) and the lowest quarterly return was -14.62% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                              SINCE INCEPTION
                       1 YEAR     5 YEARS    (JANUARY 3, 1995)
 Class IA(1)           -21.47%    -1.21%           3.19%
 MSCI EAFE Index
   (reflects no
   deduction for fees
   or expenses)        -21.21%     1.17%        3.90%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 12/31/94.

  INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index is a broad based unmanaged index of stocks of Europe, Australia and the Far East.

HARTFORD HLS FUNDS                                                            35

HARTFORD INTERNATIONAL STOCK II HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if
you buy and hold     shares of the fund. Please note that this table does not
include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.90%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.14%
 Total operating expenses                                         1.04%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  106
 Year 3                                                           $  331
 Year 5                                                           $  574
 Year 10                                                          $1,271

SUB-ADVISER

Price International has an
Investment Advisory Group that
has day-to-day responsibility for
managing the portfolio and
developing and executing the
fund's investment program.
Members of the Investment
Advisory Group are:

John R. Ford

- Joined Price International in
  1982 and has 22 years of
  portfolio management experience

James B.M. Seddon

- Joined Price International in
  1987 and has 15 years of
  portfolio management experience

Mark C.J. Bickford-Smith

- Joined Price International in
  1995 and has 17 years of
  portfolio management experience

David J.L. Warren

- Joined Price International in
  1983 and has 22 years of
  portfolio management experience

Frances Dydasco

- Joined Price International in
  1996 and has 13 years of
  industry experience

 36                                                           HARTFORD HLS FUNDS

                                              HARTFORD INVESTORS GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Investors Growth HLS Fund seeks to provide long-term growth of capital and future income rather than current income.

INVESTMENT STRATEGY. The fund invests its assets, except for working cash balances, in the common stocks and securities convertible into common stocks of companies which the fund's sub-adviser, Massachusetts Financial Services Company ("MFS"), believes offer better than average prospects for long-term growth. In pursuing this policy, the fund will invest, under normal market conditions, at least 80% of its net assets in common stocks and securities convertible into common stocks.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's sub-adviser and its large group of equity research analysts.

Consistent with its investment strategy the fund may invest in foreign securities through which it may have exposure to foreign currencies. The fund may also enter into foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Under normal market conditions, the fund invests primarily in common stocks of companies with large market capitalizations that the fund's sub-adviser believes have superior growth potential. The fund's sub-adviser defines large cap companies as companies with a market cap greater than $5 billion.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

MFS' investment strategy significantly influences the fund's performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to underperform funds that focus on small-or medium-capitalization stocks. In addition, if MFS incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            37

HARTFORD INVESTORS GROWTH HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
01                                                                              -24.78

------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 14.72% (4th quarter 2001) and the lowest quarterly return was -22.81% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                          SINCE INCEPTION
                               1 YEAR      (MAY 1, 2000)
 Class IA1                     -24.78%        -20.95%
 S&P 500 Index
   (reflects no deduction for
   fees or expenses)           -11.87%        -12.63%2

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/00.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 38                                                           HARTFORD HLS FUNDS

                                              HARTFORD INVESTORS GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.90%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.61%
 Total operating expenses                                         1.51%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  154
 Year 3                                                           $  477
 Year 5                                                           $  824
 Year 10                                                          $1,802

SUB-ADVISER

MFS

PORTFOLIO MANAGER

Stephen Pesek

- Senior Vice President, MFS

- Employed in the investment
  management area of MFS since
  1994 and has managed the fund
  since its inception

HARTFORD HLS FUNDS                                                            39

HARTFORD LARGE CAP GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Large Cap Growth HLS Fund seeks long-term growth of capital.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in large cap companies, focusing on the common stocks of a limited number of large, carefully selected, high quality United States companies whose securities are believed likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the fund's assets. The fund's focus on a relatively small number of intensively researched companies is not typical of most equity mutual funds. The fund is designed for those seeking to accumulate capital over time with less volatility than that typically associated with investments in smaller companies.

The fund's sub-adviser, Alliance Capital Management L.P. ("Alliance Capital"), relies heavily upon the fundamental analysis and research of its large internal research staff. The Alliance Capital staff generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies with substantially above average prospective earnings growth that is not fully reflected in current market valuations.

Alliance Capital expects the average market capitalization of companies represented in the fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies comprising the S&P 500. As of March 31, 2002, the average market capitalization of companies comprising the S&P 500 was $100.2 billion. The fund's average market capitalization as of such date was $113.5 billion.

Although the fund invests primarily in stocks of United States companies, it may invest up to 20% of its total assets in equity securities of non-U.S. companies. It may also invest up to 20% of its net assets in convertible securities.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to attempt to enhance returns.

During market declines, while adding to positions in favored stocks, the fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance Capital seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if Alliance Capital incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If Alliance Capital's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Because the fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either positive or negative, on the fund's net asset value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

 40                                                           HARTFORD HLS FUNDS

                                     HARTFORD LARGE CAP GROWTH HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
99                                                                               27.22
00                                                                              -17.95
01                                                                              -14.89

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.14% (4th quarter 1998) and the lowest quarterly return was -18.10% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                         SINCE INCEPTION
                              1 YEAR      (MAY 1, 1998)
 Class IA(1)                  -14.89%         1.44%
 S&P 500 Index (reflects no
   deduction for fees or
   expenses)                  -11.87%         1.20%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/98.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            41

HARTFORD LARGE CAP GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.90%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.05%
 Total operating expenses                                         0.95%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $   97
 Year 3                                                           $  303
 Year 5                                                           $  525
 Year 10                                                          $1,166

SUB-ADVISER

Alliance Capital

PORTFOLIO MANAGERS

James G. Reilly

- Executive Vice President,
  Alliance Capital

- 17 years of investment
  experience

- Joined Alliance Capital in 1984
  and has been a portfolio
  manager on the U.S. Large Cap
  team since 1988

Syed J. Hasnain

- Senior Vice President, Alliance
  Capital

- 13 years of investment
  experience

- Joined Alliance Capital in 1994
  and has been a U.S. large cap
  portfolio manager and member of
  the U.S. Large Cap Growth
  Equity team since that time.

 42                                                           HARTFORD HLS FUNDS

                                               HARTFORD MID CAP STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Mid Cap Stock HLS Fund seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap").

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of assets in common stocks of medium capitalization companies ("mid cap companies"). Mid cap companies are defined as those that have market values between $200 million and $10 billion.

The fund's sub-adviser, The Dreyfus Corporation ("Dreyfus"), selects common stocks so that, in the aggregate, the investment characteristics and risk profile of the fund are similar to those of the S&P MidCap. However, the fund seeks to invest in stocks that, in the aggregate, will provide a higher return than the S&P MidCap. The fund is not an index fund and its investments are not limited to securities of issuers included in the S&P MidCap.

Dreyfus utilizes computer techniques to track and, if possible, outperform the S&P MidCap. Dreyfus employs valuation models designed to identify common stocks of companies that are believed to have superior return potential in order to construct a portfolio that resembles the S&P MidCap but is weighted toward the stocks that Dreyfus believes are most attractive.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to enhance returns.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Dreyfus' investment strategy significantly influences the fund's performance. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

HARTFORD HLS FUNDS                                                            43

HARTFORD MID CAP STOCK HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
99                                                                               10.97
00                                                                                8.71
01                                                                               -4.17

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 24.18% (4th quarter 1998) and the lowest quarterly return was -16.59% (3rd quarter 1998).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                           SINCE INCEPTION
                                 1 YEAR     (MAY 1, 1998)
 Class IA(1)                     -4.17%         3.20%
 S&P 400 MidCap Index
   (reflects no deduction for
   fees or expenses)             -0.58%         9.29%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/98.

  INDEX: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity markets.

 44                                                           HARTFORD HLS FUNDS

                                                 HARTFORD MID CAP STOCK HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None
ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.90%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.12%
 Total operating expenses                                         1.02%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $  104
 Year 3                                                           $  325
 Year 5                                                           $  563
 Year 10                                                          $1,248

SUB-ADVISER

Dreyfus

PORTFOLIO MANAGER

John O'Toole

- Employed by Dreyfus since 1994
  and Mellon Bank, NA since 1979

- Senior Vice President and a
  portfolio manager for Mellon
  Equity Associates, an affiliate
  of Dreyfus

HARTFORD HLS FUNDS                                                            45

HARTFORD SMALLCAP GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short and long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of small capitalization companies that the fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management"), believes have superior growth potential. Small capitalization companies are defined as companies with market capitalizations within the range of the Russell 2000 Index. As of December 31, 2001 this range was between approximately $4.1 million and $4.1 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

 46                                                           HARTFORD HLS FUNDS

                                      HARTFORD SMALLCAP GROWTH HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
95                                                                               29.88
96                                                                                7.64
97                                                                                1.43
98                                                                               21.17
99                                                                              109.25
00                                                                              -15.08
01                                                                              -20.18

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 60.73% (4th quarter 1999) and the lowest quarterly return was -29.17% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                             SINCE INCEPTION
                       1 YEAR     5 YEARS     (MAY 2, 1994)
 Class IA(1)           -20.18%    11.76%          12.05%
 Russell 2000 Index
   (reflects no
   deduction for fees
   or expenses)          2.63%     7.63%           8.97%(2)
 Russell 2000 Growth
   Index (reflects no
   deduction for fees
   or expenses)         -9.23%     2.87%           7.23%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/94.

  INDICES: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 growth companies with higher price-to-book ratios and higher forecasted growth values. The fund has changed its benchmark from the Russell 2000 Index to the Russell 2000 Growth Index because the fund's investment adviser believes the Russell 2000 Growth Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            47

HARTFORD SMALLCAP GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.63%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.05%
 Total operating expenses                                         0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 69
 Year 3                                                            $218
 Year 5                                                            $379
 Year 10                                                           $847

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

- Senior Vice President of
  Wellington Management

- Co-Manager of the fund since
  April 2001

- Joined Wellington Management in
  1994

- Investment professional since
  1987

David J. Elliott

- Vice President of Wellington
  Management

- Co-Manager of the fund since
  April 2001

- Joined Wellington Management in
  1995 and has been an investment
  professional since 1999

 48                                                           HARTFORD HLS FUNDS

                                          HARTFORD SMALL CAP VALUE HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Small Cap Value HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($3.08 billion as of March 31, 2002). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund's median market capitalization was $1 billion as of March 31, 2002. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund is sub-advised by Berger Financial Group LLC ("Berger"), which has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. In selecting securities for the fund, the Manager generally looks for companies with:

     - a low price relative to their assets, earnings, cash flow or business franchise;

     - products and services that give them a competitive advantage; and

     - quality balance sheets and strong management.

The Manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

The Manager will generally sell a security when it no longer meets the Manager's investment criteria or when it has met the Manager's expectations for appreciation.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The Manager's investment strategy will influence performance significantly. Stocks of small companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Such stocks may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the Manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

HARTFORD HLS FUNDS                                                            49

HARTFORD SMALL CAP VALUE HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
99                                                                               15.34
00                                                                               27.00
01                                                                               21.01

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 24.92% (4th quarter 2001) and the lowest quarterly return was -16.74% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                                         SINCE INCEPTION
                               1 YEAR     (MAY 1, 1998)
 Class IA(1)                   21.01%         15.10%
 Russell 2000 Index (reflects
   no deduction for fees or
   expenses)                    2.63%          8.97%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/98.

  INDEX: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

 50                                                           HARTFORD HLS FUNDS

                                               HARTFORD SMALL CAP VALUE HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.89%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.07%
 Total operating expenses                                         0.96%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $   97
 Year 3                                                           $  303
 Year 5                                                           $  525
 Year 10                                                          $1,166

SUB-ADVISER

Berger

PORTFOLIO MANAGER

Berger has contracted with
Perkins, Wolf, McDonnell &
Company (the "Manager") to
provide day-to-day investment
management for the fund. The
following individuals manage the
fund:

Robert H. Perkins

- President and Director of the
  Manager

- Investment manager since 1970
  and manager of the fund since
  its inception

Thomas H. Perkins

- Investment manager since 1974
  and manager of the fund since
  1999

- Joined the Manager in 1998

- Portfolio manager of valuation
  sensitive growth portfolios for
  Alliance Capital, 1994-1998

HARTFORD HLS FUNDS                                                            51

HARTFORD VALUE OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management"), believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     - high fundamental investment value,

     - strong management team, and

     - strong industry position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

 52                                                           HARTFORD HLS FUNDS

                                 HARTFORD VALUE OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR
 YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
97                                                                               25.24
98                                                                                9.64
99                                                                                8.96
00                                                                               18.49
01                                                                               -2.55

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 16.01% (4th quarter 1998) and the lowest quarterly return was -18.06% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                             SINCE INCEPTION
                       1 YEAR     5 YEARS     (MAY 1, 1996)
 Class IA(1)            -2.55%    11.56%         12.26%
 S&P Barra Value
   Index
   (reflects no
   deduction for fees
   or expenses)        -11.69%     9.48%         10.75%(2)
 Russell 3000 Value
   Index
   (reflects no
   deduction for fees
   or expenses)         -4.33%    11.02%         10.63%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 4/30/96.

  INDICES: The S&P Barra Value Index is an unmanaged capitalization weighted index of all the stocks in the S&P 500 that have low price-to-book ratios. The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The fund changed its benchmark from the S&P Barra Value Index to the Russell 3000 Value Index because the fund's investment adviser believes the Russell 3000 Value Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            53

HARTFORD VALUE OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.68%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.05%
 Total operating expenses                                         0.73%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 75
 Year 3                                                            $233
 Year 5                                                            $406
 Year 10                                                           $906

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James H. Averill

- Senior Vice President of
  Wellington Management

- Co-Manager of the fund since
  April 2001

- Joined Wellington Management in
  1985

- Investment professional since
  1985

David R. Fassnacht, CFA

- Vice President of Wellington
  Management

- Co-Manager of the fund since
  April 2001

- Joined Wellington Management in
  1991

- Investment professional since
  1988

James N. Mordy

- Senior Vice President of
  Wellington Management

- Co-Manager of the fund since
  April 2001

- Joined Wellington Management in
  1985

- Investment professional since
  1985

 54                                                           HARTFORD HLS FUNDS

                                                      HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

INVESTMENT STRATEGY.  The fund allocates its assets among three categories:

     - stocks

     - debt securities

     - money market instruments

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation or "Baa" by Moody's Investors Service, Inc., or if unrated, securities deemed by the fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management"), to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, and manager allocation risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call' -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

HARTFORD HLS FUNDS                                                            55

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
92                                                                                8.30
93                                                                               12.25
94                                                                               -2.74
95                                                                               28.34
96                                                                               16.59
97                                                                               24.51
98                                                                               24.66
99                                                                               10.59
00                                                                               -0.75
01                                                                               -4.64

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 13.92% (2nd quarter 1997) and the lowest quarterly return was -7.45% (3rd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                            1 YEAR     5 YEARS    10 YEARS
 Class IA                    -4.64%    10.19%      11.14%
 S&P 500 Index (reflects
   no deduction for fees
   or expenses)             -11.88%    10.70%      12.93%
 LGCB Index (reflects no
   deduction for fees or
   expenses)                  8.50%     7.37%       7.27%

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Lehman Brothers Government/Corporate Bond Index ("LGCB Index") is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 56                                                           HARTFORD HLS FUNDS

                                                      HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.63%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.03%
 Total operating expenses                                         0.66%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 68
 Year 3                                                            $212
 Year 5                                                            $369
 Year 10                                                           $825

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

- Senior Vice President of
  Wellington Management

- Co-manager of the fund since
  1987

- Joined Wellington Management in
  1982

- Investment professional since
  1974

Rand L. Alexander, CFA

- Senior Vice President of
  Wellington Management

- Co-manager of the fund since
  1992

- Joined Wellington Management in
  1990

- Investment professional since
  1976

HARTFORD HLS FUNDS                                                            57

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's Investors Service, Inc. or "BB" by Standard & Poor's Corporation), or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management Company ("HIMCO(R)"), to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds."

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

HIMCO uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call' -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

 58                                                           HARTFORD HLS FUNDS

                                                          HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
92                                                                                5.53
93                                                                               10.24
94                                                                               -3.95
95                                                                               18.49
96                                                                                3.52
97                                                                               11.35
98                                                                                8.15
99                                                                               -2.02
00                                                                               11.99
01                                                                                8.68

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 6.40% (2nd quarter 1995) and the lowest quarterly return was -3.40% (1st quarter 1994).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDING 12/31/01

                              1 YEAR    5 YEARS    10 YEARS
 Class IA                     8.68%      7.51%      7.01%
 Lehman Brothers
   Government/Corporate Bond
   Index (reflects no
   deduction for fees or
   expenses)                  8.50%      7.37%      7.27%
 Lehman Brothers U.S.
   Aggregate Bond Index
   (reflects no deduction
   for fees or expenses)      8.44%      7.43%      7.23%

  INDICES: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

  The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. The fund has changed its benchmark from the Lehman Brothers Government/Corporate Bond Index to the Lehman Brothers U.S. Aggregate Bond Index because the fund's investment adviser believes the Lehman Brothers U.S. Aggregate Bond Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            59

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.48%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.03%
 Total operating expenses                                         0.51%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 52
 Year 3                                                            $164
 Year 5                                                            $286
 Year 10                                                           $642

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

- Senior Vice President of HIMCO

- Manager of the fund since 1996

- Joined HIMCO in 1993

- Investment professional since
  1981

 60                                                           HARTFORD HLS FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management Company ("HIMCO(R)"), to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, HIMCO uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities within selected industries that appear from a yield perspective to be attractive. HIMCO assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that HIMCO expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as HIMCO expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

HARTFORD HLS FUNDS                                                            61

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
99                                                                               4.70
00                                                                               1.03
01                                                                               2.69

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 6.34% (4th quarter 2001) and the lowest quarterly return was -4.10% (2nd quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                       SINCE INCEPTION
                           1 YEAR    (SEPTEMBER 30, 1998)
 Class IA                   2.69%            3.72%
 Lehman Brothers High
   Yield Corporate Index
   (reflects no deduction
   for fees or expenses)    5.28%            1.11%

  INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

 62                                                           HARTFORD HLS FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.77%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.04%
 Total operating expenses                                         0.81%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
                          EXPENSES                              ----------
 (with or without redemption)
 Year 1                                                           $   83
 Year 3                                                           $  260
 Year 5                                                           $  451
 Year 10                                                          $1,005

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

- Senior Vice President of HIMCO

- Manager of the fund since
  inception (September 1998)

- Joined HIMCO in 1993

- Investment professional since
  1981

HARTFORD HLS FUNDS                                                            63

HARTFORD MULTISECTOR BOND HLS FUND
--------------------------------------------------------------------------------

From its inception on January 3, 1995 until March 15, 2000, this fund was managed by a different sub-adviser and was named the Fortis Global Bond Series. As the Global Bond Series, the fund invested principally in high quality U.S. and foreign government and corporate fixed income securities. Since March 15, 2000, the fund has been sub-advised by A I M Capital Management, Inc. in the manner described below.

INVESTMENT GOAL. The Hartford Multisector Bond HLS Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

INVESTMENT STRATEGY. The fund pursues its objective by investing, normally, at least 80% of its assets in fixed-rate corporate debt securities and U.S. and foreign government obligations. In complying with this 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest up to 40% of its total assets in securities of foreign governments and companies, including those in emerging markets.

The fund may invest up to 35% of its total assets in non-investment grade corporate bonds (securities rated "Ba" or lower by Moody's Investors Service, Inc., "BB" or lower by Standard and Poor's Corporation, or unrated corporate bonds deemed by the fund's sub-adviser, AIM Capital Management, Inc. ("AIM"), to be of comparable quality). Bonds rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest in preferred stock issues and convertible corporate debt.

AIM focuses on securities that it believes have favorable prospects for current income, consistent with its concern for safety of principal. The decision to purchase a particular security is based upon many factors, the most important of which are the characteristics of the security (interest rate, term, call provisions, etc.), the financial stability and managerial strength of the issuer, and diversification in the fund. AIM considers whether to sell a particular security when any one of these factors materially changes. It is anticipated that the average effective duration of the fund will be between four and eight years.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. Credit risk depends largely on the perceived health of bond issuers. In general, lower-rated bonds have higher credit risks. You could lose money as a result of your investment.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than for bond funds that do not invest in high yield bonds.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

 64                                                           HARTFORD HLS FUNDS

                                              HARTFORD MULTISECTOR BOND HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser and sub-adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
95                                                                               19.14
96                                                                                3.32
97                                                                                0.14
98                                                                               13.49
99                                                                               -7.53
00                                                                                4.27
01                                                                                5.58

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 10.35% (1st quarter 1995) and the lowest quarterly return was -4.87% (1st quarter 1999).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                             SINCE INCEPTION
                       1 YEAR    5 YEARS    (JANUARY 3, 1995)
 Class IA(1)           5.58%      2.96%           5.19%
 Lehman Brothers
   Aggregate Bond
   Index (reflects no
   deduction for fees
   or expenses)        8.44%      7.43%           8.38%(2)

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

2 Return is from 12/31/94.

  INDEX: The Lehman Brothers Aggregate Bond Index is an unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

HARTFORD HLS FUNDS                                                            65

HARTFORD MULTISECTOR BOND HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

                                                                 CLASS IA
                      SHAREHOLDER FEES                          ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.75%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.11%
 Total operating expenses                                         0.86%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                           $   88
 Year 3                                                           $  274
 Year 5                                                           $  477
 Year 10                                                          $1,061

SUB-ADVISER

AIM

PORTFOLIO MANAGERS

Robert G. Alley

- Senior Portfolio Manager, AIM

- Associated with AIM and/or
  affiliates since 1992

Jan H. Friedli

- Senior Portfolio Manager, AIM

- Associated with AIM and/or
  affiliates since 1999

- Global fixed-income portfolio
  manager for Nicholas-Applegate
  Capital Management, 1997-1999;
  international fixed-income
  trader and analyst for Strong
  Capital Management, 1994-1997

Carolyn L. Gibbs

- Senior Portfolio Manager, AIM

- Associated with AIM and/or
  affiliates since 1992

 66                                                           HARTFORD HLS FUNDS

                HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that the fund's sub-adviser, Hartford Investment Management Company ("HIMCO(R)"), expects to appreciate in value. The fund tends to focus on bonds with an average life between one and ten years.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            67

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
92                                                                                6.14
93                                                                                9.45
94                                                                               -6.44
95                                                                               18.78
96                                                                                2.21
97                                                                                9.08
98                                                                                8.87
99                                                                               -1.94
00                                                                               11.81
01                                                                                7.50

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.86% (2nd quarter 1995) and the lowest quarterly return was -4.55% (1st quarter 1994).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                              1 YEAR    5 YEARS    10 YEARS
 Class IA(1)                  7.50%      6.96%      6.33%
 Lehman Brothers
   Intermediate Government
   Bond Index (reflects no
   deduction for fees or
   expenses)                  8.42%      7.06%      6.65%

1 The fund's shares were re-designated as Class IA shares on April 30, 2002.

  INDEX: The Lehman Brothers Intermediate Government Index is an unmanaged index of government bonds with maturities of between one and ten years.

 68                                                           HARTFORD HLS FUNDS

                                    HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.47%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.04%
 Total operating expenses                                         0.51%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
                          EXPENSES                              ----------
 (with or without redemption)
 Year 1                                                            $ 52
 Year 3                                                            $164
 Year 5                                                            $285
 Year 10                                                           $640

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

- Senior Vice President of HIMCO

- Manager of the fund since April
  2001

- Joined HIMCO in 1992 and has
  managed debt securities since
  that time

- Investment professional since
  1992

HARTFORD HLS FUNDS                                                            69

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management Company ("HIMCO"). Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR
[BAR GRAPH]

                                                                        CLASS IA TOTAL RETURNS
                                                                        ----------------------
92                                                                               3.63
93                                                                               2.94
94                                                                               3.95
95                                                                               5.74
96                                                                               5.18
97                                                                               5.31
98                                                                               5.25
99                                                                               4.89
00                                                                               6.10
01                                                                               3.87

------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter 2000) and the lowest quarterly return was 0.55% (4th quarter 2001).
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                              1 YEAR    5 YEARS    10 YEARS
 Class IA                     3.87%      5.09%      4.69%
 60-Day Treasury Bill Index
   (reflects no deduction
   for fees or expenses)      3.50%      4.87%      4.57%

  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.

  Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

 70                                                           HARTFORD HLS FUNDS

                                              HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                 CLASS IA
SHAREHOLDER FEES                                                ----------
 (fees paid directly from your investment)
 Maximum sales charge (load) as a percentage of offering
   price                                                           None
 Maximum deferred sales charge (load)                              None
 Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
 (expenses that are deducted from the fund's assets)
 Management fees                                                  0.45%
 Distribution and service (12b-1) fees                             None
 Other expenses                                                   0.03%
 Total operating expenses                                         0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 CLASS IA
EXPENSES                                                        ----------
 (with or without redemption)
 Year 1                                                            $ 49
 Year 3                                                            $154
 Year 5                                                            $269
 Year 10                                                           $605

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

- Vice President of HIMCO

- Manager of the fund since May
  2002

- Joined HIMCO in 1993

- Investment professional since
  1995

HARTFORD HLS FUNDS                                                            71

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments or securities of small capitalization companies.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, Global Equity HLS Fund, International Stock HLS Fund, International Stock II HLS Fund, Investors Growth HLS Fund, Large Cap Growth HLS Fund and Mid Cap Stock HLS Fund may purchase and sell options, enter into futures contracts and/or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates as a principal investment strategy. Although not a principal investment strategy, each other fund (except Money Market HLS Fund) may employ these techniques. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS

Each fund, except American Leaders HLS Fund, Mid Cap Stock HLS Fund, Small Cap Value HLS Fund, U.S. Government Securities HLS Fund and Money Market HLS Fund, may invest in securities of foreign issuers or non-dollar securities as part of their principal investment strategy. The other funds may hold foreign investments, but not as a principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition,

 72                                                           HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FOREIGN INVESTMENTS IN EMERGING MARKETS

Capital Opportunities HLS Fund, International Stock II HLS Fund and Global Equity HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except U.S. Government Securities HLS Fund and Money Market HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Value Opportunities HLS Fund, Small Cap Value HLS Fund, Growth Opportunities HLS Fund and SmallCap Growth HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except U.S. Government Securities HLS Fund and Money Market HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL

The investment goal of the following funds may be changed only with the approval of the fund's shareholders: Global Leaders HLS Fund, Growth and Income HLS Fund, Index HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund. The investment goal of each other fund may be changed without a shareholder vote. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Capital Opportunities HLS Fund, Global Leaders HLS Fund, Growth Opportunities HLS Fund, Investors Growth HLS Fund, SmallCap Growth HLS

HARTFORD HLS FUNDS                                                            73

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

Fund, Value Opportunities HLS Fund, Bond HLS Fund and U.S. Government Securities HLS Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund. The funds are not managed to achieve a particular tax result for shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

Blue Chip Stock HLS Fund, Blue Chip Stock II HLS Fund, Global Equity HLS Fund, International Stock HLS Fund, International Stock II HLS Fund, Large Cap Growth HLS Fund, Mid Cap Stock HLS Fund, SmallCap Growth HLS Fund, Small Cap Value HLS Fund, Bond HLS Fund, High Yield HLS Fund, Multisector Bond HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy.

MANAGEMENT OF THE FUNDS
THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets as of December 31, 2001. HL Advisors had over $48.6 billion in assets under management, as of December 31, 2001. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS

INDEX HLS FUND, BOND HLS FUND, HIGH YIELD HLS FUND, U.S. GOVERNMENT SECURITIES HLS FUND AND MONEY MARKET HLS FUND. Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the Index HLS Fund, Bond HLS Fund, High Yield HLS Fund, U.S. Government Securities HLS Fund and Money Market HLS Fund.

 74                                                           HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2001 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $75.4 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MULTISECTOR BOND HLS FUND AND BLUE CHIP STOCK II HLS FUND. A I M Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas, 77046, is the sub-adviser to the Multisector Bond HLS Fund and the Blue Chip Stock II HLS Fund. AIM has acted as an investment adviser since its organization in 1986. As of December 31, 2001, AIM, together with its affiliates, advised or managed approximately $158 billion in assets for over 150 investment portfolios.

AMERICAN LEADERS HLS FUND. Federated Investment Management Company ("Federated"), Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, is the sub-adviser to the American Leaders HLS Fund. Federated is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. advise approximately 139 mutual funds and separate accounts, which total approximately $180 billion in assets as of December 31, 2001. Federated Investors, Inc. was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees.

GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND, VALUE OPPORTUNITIES HLS FUND AND ADVISERS HLS FUND. Wellington Management, a Massachusetts limited liability partnership, is the sub-adviser to the Global Leaders HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, Value Opportunities HLS Fund and Advisers HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001 Wellington Management had investment management authority over approximately $311 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

CAPITAL OPPORTUNITIES HLS FUND, GLOBAL EQUITY HLS FUND AND INVESTORS GROWTH HLS FUND. Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the sub-adviser of Capital Opportunities HLS Fund, Global Equity HLS Fund and Investors Growth HLS Fund. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001.

BLUE CHIP STOCK HLS FUND. T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, MD 21202, is the sub-adviser of the Blue Chip Stock HLS Fund. T. Rowe Price was founded in 1937 and, together with its affiliates, managed over $156.3 billion for over eight million individual and institutional investor accounts as of December 31, 2001. Some of T. Rowe Price's accounts have investment policies similar to those of the fund. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.

INTERNATIONAL STOCK HLS FUND. Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, is the sub-adviser of the International Stock HLS Fund. Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets as of December 31, 2001 totaling approximately $65.7 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the fund.

INTERNATIONAL STOCK II HLS FUND. T. Rowe Price International, Inc. ("Price International"), 100 East Pratt Street, Baltimore, MD 21202, is the sub-adviser of the International Stock II HLS Fund. Price International, a wholly owned subsidiary of T. Rowe Price, is successor to Rowe Price-Fleming International, Inc. Price International managed over $24.4 billion as of December 31, 2001 through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires and Paris. Some of Price International's accounts have investment policies similar to those of the fund.

MID CAP STOCK HLS FUND. The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is the sub-adviser to the Mid Cap Stock HLS Fund. Founded in 1947, Dreyfus manages 197 portfolios with approximately $192 billion in investment company assets, for approximately 1.6 million investor accounts nationwide (as of March 31, 2002). Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $545 billion under management (as of

HARTFORD HLS FUNDS                                                            75

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

December 31, 2001). Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

SMALL CAP VALUE HLS FUND. Berger LLC ("Berger"), 210 University Boulevard, Denver, Colorado 80206, the sub-adviser of the Small Cap Value HLS Fund, has entered into an agreement with Perkins, Wolf, McDonnell & Company (the "Manager") under which Berger LLC will pay the Manager a fee to provide the day-to-day investment management for the fund.

LARGE CAP GROWTH HLS FUND. Alliance Capital Management L.P. ("Alliance Capital"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is the sub-adviser of the Large Cap Growth HLS Fund. Alliance Capital is a global investment manager supervising client accounts with assets as of December 31, 2001 totaling approximately $455 billion (of which approximately $156 billion represented the assets of investment companies). Alliance Capital's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

Alliance Capital, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2001, Alliance Capital Management Holding LP ("Alliance Holding") owned approximately 30.1% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of December 31, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

MANAGEMENT FEES

Global Leaders HLS Fund, Growth and Income HLS Fund, Index HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

AMERICAN LEADERS HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $35,000,000                           0.900%
  Next $65,000,000                            0.750%
  Amount over $100 Million                    0.650%

BLUE CHIP STOCK HLS FUND AND INTERNATIONAL STOCK II HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $100,000,000                          0.900%
  Amount over $100 Million                    0.850%

BLUE CHIP STOCK II HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $200,000,000                          0.950%
  Amount over $200 Million                    0.900%

CAPITAL OPPORTUNITIES HLS FUND AND INVESTORS GROWTH HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $200,000,000                          0.900%
  Next $300,000,000                           0.850%
  Amount over $500 Million                    0.800%

GLOBAL EQUITY HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $200,000,000                          1.000%
  Next $300,000,000                           0.950%
  Amount over $500 Million                    0.900%

GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, ADVISERS HLS FUND AND HIGH YIELD HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $250,000,000                          0.775%
  Next $250,000,000                           0.725%
  Next $500,000,000                           0.675%
  Amount over $1 Billion                      0.625%

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $100,000,000                          0.700%
  Amount over $100 Million                    0.600%

INDEX HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  All Assets                                  0.400%

 76                                                           HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

INTERNATIONAL STOCK HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $100,000,000                          0.850%
  Amount over $100 Million                    0.800%

LARGE CAP GROWTH HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $100,000,000                          0.900%
  Next $100,000,000                           0.850%
  Amount over $200 Million                    0.800%

MID CAP STOCK HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $100,000,000                          0.900%
  Next $150,000,000                           0.850%
  Amount over $250 Million                    0.800%

SMALL CAP VALUE HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $50,000,000                           0.900%
  Amount over $50 Million                     0.850%

BOND HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $250,000,000                          0.525%
  Next $250,000,000                           0.500%
  Next $500,000,000                           0.475%
  Amount over $1 Billion                      0.450%

MULTISECTOR BOND HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $100,000,000                          0.750%
  Amount over $100 Million                    0.650%

U.S. GOVERNMENT SECURITIES HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  First $50,000,000                           0.500%
  Amount over $50 Million                     0.450%

MONEY MARKET HLS FUND

            NET ASSET VALUE                 ANNUAL RATE
  All Assets                                  0.450%

For the year ended December 31, 2001, Global Leaders HLS Fund, Growth and Income HLS Fund, Index HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:

               FUND NAME                    ANNUAL RATE
  American Leaders HLS Fund                    0.90%(1)
  Blue Chip Stock HLS Fund                     0.87%(1)
  Blue Chip Stock II HLS Fund                  0.95%(1)
  Capital Opportunities HLS Fund               0.90%(1)
  Global Equity HLS Fund                       1.00%(1)
  Global Leaders HLS Fund                      0.74%
  Growth and Income HLS Fund                   0.75%
  Growth Opportunities HLS Fund                0.61%(1)
  Index HLS Fund                               0.40%
  International Stock HLS Fund                 0.84%(1)
  International Stock II HLS Fund              0.90%(1)
  Investors Growth HLS Fund                    0.90%(1)
  Large Cap Growth HLS Fund                    0.90%(1)
  Mid Cap Stock HLS Fund                       0.90%(1)
  SmallCap Growth HLS Fund                     0.63%(1)
  Small Cap Value HLS Fund                     0.89%(1)
  Value Opportunities HLS Fund                 0.68%(1)
  Advisers HLS Fund                            0.63%
  Bond HLS Fund                                0.48%
  High Yield HLS Fund                          0.77%
  Multisector Bond HLS Fund                    0.75%(1)
  U.S. Government Securities HLS Fund          0.47%(1)
  Money Market HLS Fund                        0.45%

1 Includes an amount received by the funds' previous investment adviser for the period prior to April 2, 2001.

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Fortis Benefits and First Fortis (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Global Leaders HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, Index HLS Fund, SmallCap Growth HLS Fund, Value Opportunities HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, U.S. Government Securities HLS Fund and Money Market HLS Fund each offer two classes of shares:
Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each of these funds, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Each other fund in this prospectus offers only Class IA shares.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and

HARTFORD HLS FUNDS                                                            77

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, the funds will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and assets of the other funds, that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

 78                                                           HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, the funds generally vote shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by

HARTFORD HLS FUNDS                                                            79

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

 80                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
HARTFORD AMERICAN LEADERS HLS FUND (FORMERLY FORTIS AMERICAN LEADERS SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                CLASS IA - PERIOD ENDED:
                                                                 12/31/01     12/31/00(B)
                                                                ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.80        $10.35
Net investment income (loss)                                        0.06          0.04
Net realized and unrealized gain (loss) on investments             (0.44)         0.47
                                                                 -------        ------
Total from investment operations                                   (0.38)         0.51
Less distributions:
  Dividends from net investment income                                --         (0.05)
  Distributions from net realized gain on investments              (0.07)        (0.01)
  Distributions from capital                                          --            --
                                                                 -------        ------
Total distributions                                                (0.07)        (0.06)
                                                                 -------        ------
Net increase (decrease) in net asset value                         (0.45)         0.45
Net asset value, end of period                                    $10.35        $10.80
                                                                 =======        ======
TOTAL RETURN                                                      (3.48%)        4.85%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $17,529        $7,836
Ratio of expenses to average net assets                            1.05%         1.25%(a,c)
Ratio of net investment income (loss) to average net assets        0.83%         0.80%(a,c)
Portfolio turnover rate                                              27%           27%

a Annualized.

b For the period May 1, 2000 (commencement of operations) to December 31, 2000.
  The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.50% and 0.55%, respectively.

HARTFORD HLS FUNDS                                                            81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BLUE CHIP STOCK HLS FUND (FORMERLY FORTIS BLUE CHIP STOCK SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                          CLASS IA - PERIOD ENDED:
                                                      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                                     ----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $19.63        $21.93        $18.58        $14.76       $11.67
Net investment income (loss)                                --         (0.02)         0.02          0.05         0.07
Net realized and unrealized gain (loss) on
  investments                                            (2.83)        (0.41)         3.65          4.09         3.08
                                                      --------      --------      --------      --------      -------
Total from investment operations                         (2.83)        (0.43)         3.67          4.14         3.15
Less distributions:
  Dividends from net investment income                      --            --         (0.02)        (0.06)       (0.06)
  Distributions from net realized gain on
    investments                                             --         (1.87)        (0.30)        (0.26)          --
  Distributions from capital                                --            --            --            --           --
                                                      --------      --------      --------      --------      -------
Total distributions                                         --         (1.87)        (0.32)        (0.32)       (0.06)
                                                      --------      --------      --------      --------      -------
Net increase (decrease) in net asset value               (2.83)        (2.30)         3.35          3.82         3.09
Net asset value, end of period                          $16.80        $19.63        $21.93        $18.58       $14.76
                                                      ========      ========      ========      ========      =======
TOTAL RETURN                                           (14.41%)       (2.47%)       19.88%        28.07%       27.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $239,597      $293,654      $284,229      $182,921      $78,729
Ratio of expenses to average net assets                  0.92%         0.92%         0.92%         0.94%        1.02%
Ratio of net investment income (loss) to average
  net assets                                            (0.01%)       (0.09%)        0.10%         0.41%        0.75%
Portfolio turnover rate                                    47%           52%           40%           34%          24%

 82                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BLUE CHIP STOCK II HLS FUND (FORMERLY FORTIS BLUE CHIP STOCK SERIES II)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                CLASS IA - PERIOD ENDED:
                                                                 12/31/01     12/31/00(B)
                                                                ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.12         $10.36
Net investment income (loss)                                          --          (0.01)
Net realized and unrealized gain (loss) on investments             (2.05)         (1.23)
                                                                 -------        -------
Total from investment operations                                   (2.05)         (1.24)
Less distributions:
  Dividends from net investment income                                --             --
  Distributions from net realized gain on investments                 --             --
  Distributions from capital                                          --             --
                                                                 -------        -------
Total distributions                                                   --             --
                                                                 -------        -------
Net increase (decrease) in net asset value                         (2.05)         (1.24)
Net asset value, end of period                                     $7.07          $9.12
                                                                 =======        =======
TOTAL RETURN                                                     (22.49%)       (11.95%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $21,286        $15,186
Ratio of expenses to average net assets                            1.10%          1.38%(a,c)
Ratio of net investment income (loss) to average net assets        0.03%          0.16%(a,c)
Portfolio turnover rate                                              19%            18%

a Annualized.

b For the period May 1, 2000 (commencement of operations) to December 31, 2000.
  The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.30% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.50% and (0.28%), respectively.

HARTFORD HLS FUNDS                                                            83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL OPPORTUNITIES HLS FUND (FORMERLY FORTIS CAPITAL OPPORTUNITIES SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                CLASS IA - PERIOD ENDED:
                                                                 12/31/01     12/31/00(B)
                                                                ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.37         $10.61
Net investment income (loss)                                       (0.01)         (0.01)
Net realized and unrealized gain (loss) on investments             (2.21)         (1.23)
                                                                 -------        -------
Total from investment operations                                   (2.22)         (1.24)
Less distributions:
  Dividends from net investment income                                --             --
  Distributions from net realized gain on investments                 --             --
  Distributions from capital                                          --             --
                                                                 -------        -------
Total distributions                                                   --             --
                                                                 -------        -------
Net increase (decrease) in net asset value                         (2.22)         (1.24)
Net asset value, end of period                                     $7.15          $9.37
                                                                 =======        =======
TOTAL RETURN                                                     (23.63%)       (11.68%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $23,514        $16,162
Ratio of expenses to average net assets                            1.16%          1.31%(a,c)
Ratio of net investment income (loss) to average net assets        0.19%          0.12%(a,c)
Portfolio turnover rate                                             102%            63%

a Annualized.

b For the period May 1, 2000 (commencement of operations) to December 31, 2000.
  The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.38% and (0.19%), respectively.

 84                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL EQUITY HLS FUND (FORMERLY FORTIS GLOBAL EQUITY SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                CLASS IA - PERIOD ENDED:
                                                                 12/31/01     12/31/00(B)
                                                                ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.58        $10.28
Net investment income (loss)                                        0.01          0.01
Net realized and unrealized gain (loss) on investments             (0.94)        (0.68)
                                                                 -------        ------
Total from investment operations                                   (0.93)        (0.67)
Less distributions:
  Dividends from net investment income                             (0.01)        (0.03)
  Distributions from net realized gain on investments              (0.04)           --
  Distributions from capital                                          --            --
                                                                 -------        ------
Total distributions                                                (0.05)        (0.03)
                                                                 -------        ------
Net increase (decrease) in net asset value                         (0.98)        (0.70)
Net asset value, end of period                                     $8.60         $9.58
                                                                 =======        ======
TOTAL RETURN                                                      (9.60%)       (6.55%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $12,461        $9,833
Ratio of expenses to average net assets                            1.39%         1.43%(a,c)
Ratio of net investment income (loss) to average net assets        0.13%         0.33%(a,c)
Portfolio turnover rate                                              63%           53%

a Annualized.

b For the period May 1, 2000 (commencement of operations) to December 31, 2000.
  The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.35% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.86% and (0.10%), respectively.

HARTFORD HLS FUNDS                                                            85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                             CLASS IA - PERIOD ENDED:
                                                           12/31/01      12/31/00      12/31/99     9/30/98-12/31/98(A)
                                                          ----------    ----------    ----------    --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $1.759        $1.913        $1.285             $1.00
Net investment income (loss)                                  0.011         0.008         0.003             0.001
Net realized and unrealized gain (loss) on investments       (0.305)       (0.142)        0.642             0.318
                                                           --------      --------      --------            ------
Total from investment operations                             (0.294)       (0.134)        0.645             0.319
Less distributions:
  Dividends from net investment income                       (0.008)       (0.009)       (0.003)           (0.002)
  Distributions from net realized gain on investments        (0.017)       (0.011)       (0.014)           (0.032)
  Distributions from capital                                  0.000         0.000         0.000             0.000
                                                           --------      --------      --------            ------
Total distributions                                          (0.025)       (0.020)       (0.017)           (0.034)
                                                           --------      --------      --------            ------
Net increase (decrease) in net asset value                   (0.319)       (0.154)        0.628             0.285
Net asset value, end of period                               $1.440        $1.759        $1.913            $1.285
                                                           ========      ========      ========            ======
TOTAL RETURN                                                (16.58%)       (7.06%)       50.37%            31.88%(B,D)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $484,661      $572,217      $179,675            $5,761
Ratio of expenses to average net assets                       0.81%         0.81%         0.86%             0.89%(c,d)
Ratio of net investment income (loss) to average net
  assets                                                      0.71%         0.63%         0.54%(d)          0.63%(c,d)
Portfolio turnover rate                                      362.9%(e)     366.6%(e)     207.4%(e)          47.9%(e)

a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

b Not annualized.

c Annualized.

d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 86                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                            CLASS IA - PERIOD ENDED:
                                                           12/31/01      12/31/00      12/31/99     5/29/98-12/31/98(A)
                                                          ----------    ----------    ----------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $1.326        $1.432        $1.186            $1.000
Net investment income (loss)                                  0.006         0.005         0.004             0.005
Net realized and unrealized gain (loss) on investments       (0.112)       (0.085)        0.255             0.185
                                                           --------      --------      --------           -------
Total from investment operations                             (0.106)       (0.080)        0.259             0.190
Less distributions:
  Dividends from net investment income                        0.000        (0.005)       (0.004)           (0.004)
  Distributions from net realized gain on investments        (0.050)       (0.021)       (0.009)            0.000
  Distributions from capital                                  0.000         0.000         0.000             0.000
                                                           --------      --------      --------           -------
Total distributions                                          (0.050)       (0.026)       (0.013)           (0.004)
                                                           --------      --------      --------           -------
Net increase (decrease) in net asset value                   (0.156)       (0.106)        0.246             0.186
Net asset value, end of period                               $1.170        $1.326        $1.432            $1.186
                                                           ========      ========      ========           =======
TOTAL RETURN                                                 (8.02%)       (5.64%)       21.82%            19.05%(B,D)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $416,013      $379,905      $201,857           $25,312
Ratio of expenses to average net assets                       0.79%         0.79%         0.82%             0.28%(c,d)
Ratio of net investment income (loss) to average net
  assets                                                      0.54%         0.41%         0.63%             1.42%(c,d)
Portfolio turnover rate                                       85.0%(e)      72.8%(e)      53.8%(e)          29.6%(e)

a The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.

b Not annualized.

c Annualized.

d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HLS FUNDS                                                            87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND (FORMERLY FORTIS GROWTH STOCK SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                         CLASS IA - PERIOD ENDED:
                                                    12/31/01      12/31/00       12/31/99       12/31/98      12/31/97
                                                   ----------    ----------    ------------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $40.66        $45.14          $41.09        $36.64        $32.59
Net investment income (loss)                              --         (0.03)          (0.05)         0.09          0.12
Net realized and unrealized gain (loss) on
  investments                                          (9.21)         2.99           17.42          6.40          3.93
                                                    --------     ----------     ----------      --------      --------
Total from investment operations                       (9.21)         2.96           17.37          6.49          4.05
Less distributions:
  Dividends from net investment income                    --            --           (0.09)        (0.13)           --
  Distributions from net realized gain on
    investments                                        (8.79)        (7.44)         (13.23)        (1.91)           --
  Distributions from capital                              --            --              --            --            --
                                                    --------     ----------     ----------      --------      --------
Total distributions                                    (8.79)        (7.44)         (13.32)        (2.04)           --
                                                    --------     ----------     ----------      --------      --------
Net increase (decrease) in net asset value            (18.00)        (4.48)           4.05          4.45          4.05
Net asset value, end of period                        $22.66        $40.66          $45.14        $41.09        $36.64
                                                    ========     ==========     ==========      ========      ========
TOTAL RETURN                                         (22.85%)        3.99%          55.17%        19.01%        12.42%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $755,068     $1,063,005     $1,044,728      $762,354      $707,155
Ratio of expenses to average net assets                0.65%         0.64%           0.66%         0.65%         0.66%
Ratio of net investment income (loss) to
  average net assets                                  (0.01%)       (0.08%)         (0.18%)        0.21%         0.33%
Portfolio turnover rate                                 228%          120%            175%          106%           19%

 88                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                         CLASS IA - PERIOD ENDED:
                                                     12/31/01       12/31/00      12/31/99      12/31/98      12/31/97
                                                   ------------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $3.725        $4.189        $3.570        $2.878         $2.382
Net investment income (loss)                             0.031         0.030         0.034         0.032          0.035
Net realized and unrealized gain (loss) on
  investments                                           (0.488)       (0.424)        0.685         0.759          0.692
                                                    ----------     ----------    ----------    ----------    ----------
Total from investment operations                        (0.457)       (0.394)        0.719         0.791          0.727
Less distributions:
  Dividends from net investment income                  (0.029)       (0.031)       (0.040)       (0.027)        (0.035)
  Distributions from net realized gain on
    investments                                         (0.059)       (0.039)       (0.060)       (0.072)        (0.196)
  Distributions from capital                             0.000         0.000         0.000         0.000          0.000
                                                    ----------     ----------    ----------    ----------    ----------
Total distributions                                     (0.088)       (0.070)       (0.100)       (0.099)        (0.231)
                                                    ==========     ==========    ==========    ==========    ==========
Net increase (decrease) in net asset value              (0.545)       (0.464)        0.619         0.692          0.496
Net asset value, end of period                          $3.180        $3.725        $4.189        $3.570         $2.878
                                                    ==========     ==========    ==========    ==========    ==========
TOTAL RETURN                                           (12.31%)       (9.50%)       20.49%        28.06%         32.61%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $1,976,361     $2,387,000    $2,581,436    $1,846,117    $1,123,455
Ratio of expenses to average net assets                  0.43%         0.43%         0.43%         0.40%          0.39%
Ratio of net investment income (loss) to
  average net assets                                     0.91%         0.75%         0.95%         1.21%          1.52%
Portfolio turnover rate                                   5.2%(a)       6.7%(a)       2.8%(a)       4.5%(a)        5.7%(a)

a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HLS FUNDS                                                            89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL STOCK HLS FUND (FORMERLY FORTIS INTERNATIONAL STOCK
SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                           CLASS IA - PERIOD ENDED:
                                                       12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                                      ----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                   $  15.07      $  17.94      $  14.48         13.36      $  12.44
Net investment income (loss)                               0.11          0.06          0.18          0.15          0.13
                                                       --------      --------      --------      --------      --------
Net realized and unrealized gain (loss) on
  investments                                             (3.62)        (1.78)         3.30          2.03          1.35
Total from investment operations                          (3.51)        (1.72)         3.48          2.18          1.48
Less distributions:
  Dividends from net investment income                       --         (0.47)        (0.01)        (0.26)        (0.15)
  Distributions from net realized gain on
    investments                                           (1.13)        (0.68)        (0.01)        (0.80)        (0.41)
  Distributions from capital                                 --            --            --            --            --
                                                       --------      --------      --------      --------      --------
Total distributions                                       (1.13)        (1.15)        (0.02)        (1.06)        (0.56)
                                                       --------      --------      --------      --------      --------
Net increase (decrease) in net asset value                (4.64)        (2.87)         3.46          1.12          0.92
Net asset value, end of period                         $  10.43      $  15.07      $  17.94      $  14.48      $  13.36
                                                       ========      ========      ========      ========      ========
TOTAL RETURN                                            (24.17%)       (9.79%)       23.99%        16.47%        11.99%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $105,313      $149,229      $143,969      $103,056      $ 79,142
Ratio of expenses to average net assets                   0.94%         0.93%         0.94%         0.94%         1.08%
Ratio of net investment income (loss) to average
  net assets                                              0.89%         0.85%         1.26%         1.20%         1.10%
Portfolio turnover rate                                     58%           44%           29%           44%           30%

 90                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL STOCK II HLS FUND (FORMERLY FORTIS INTERNATIONAL STOCK SERIES II)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                         CLASS IA - PERIOD ENDED:
                                                     12/31/01     12/31/00(A)     12/31/99      12/31/98      12/31/97
                                                    ----------    -----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $ 11.15        $ 13.17       $ 14.32       $ 13.29       $ 12.34
Net investment income (loss)                            0.04          (0.14)         0.22          0.28          0.28
Net realized and unrealized gain (loss) on
  investments                                          (2.44)         (0.89)        (0.34)         1.81          1.39
                                                     -------        -------       -------       -------       -------
Total from investment operations                       (2.40)         (1.03)        (0.12)         2.09          1.67
Less distributions:
  Dividends from net investment income                    --          (0.02)        (0.24)        (0.31)        (0.26)
  Distributions from net realized gain on
    investments                                           --          (0.97)        (0.79)        (0.75)        (0.46)
  Distributions from capital                              --             --            --            --            --
                                                     -------        -------       -------       -------       -------
Total distributions                                       --          (0.99)        (1.03)        (1.06)        (0.72)
                                                     -------        -------       -------       -------       -------
Net increase (decrease) in net asset value             (2.40)         (2.02)        (1.15)         1.03          0.95
Net asset value, end of period                       $  8.75        $ 11.15       $ 13.17       $ 14.32       $ 13.29
                                                     =======        =======       =======       =======       =======
TOTAL RETURN                                         (21.47%)        (8.17%)       (0.87%)       15.96%        13.51%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $33,520        $46,235       $66,067       $69,086       $52,482
Ratio of expenses to average net assets                1.04%          1.06%         1.02%         1.01%         1.16%
Ratio of net investment income (loss) to average
  net assets                                           0.43%          1.72%         2.26%         2.13%         2.42%
Portfolio turnover rate                                  25%           130%           59%           69%           51%

a Effective September 1, 2000, Fortis Global Asset Allocation Series changed its name, investment objective and sub-adviser. The fund's name was changed to Fortis International Stock Series II (now Hartford International Stock II HLS
  Fund). The fund's investment objective was to maximize total return, to be derived primarily from capital appreciation, dividends and interest, by following a flexible asset allocation strategy investing in global securities. The investment objective was changed to long term growth of capital through investments primarily in common stocks of well-established, non-U.S. companies and diversified broadly among developed and emerging countries. The fund's sub-adviser changed from Morgan Stanley Asset Management, Ltd. to T. Rowe Price International, Inc.

HARTFORD HLS FUNDS                                                            91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INVESTORS GROWTH HLS FUND (FORMERLY FORTIS INVESTORS GROWTH SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                CLASS IA - PERIOD ENDED:
                                                                 12/31/01     12/31/00(B)
                                                                ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $  9.35        $ 10.42
Net investment income (loss)                                       (0.03)         (0.02)
Net realized and unrealized gain (loss) on investments             (2.29)         (1.04)
                                                                 -------        -------
Total from investment operations                                   (2.32)         (1.06)
Less distributions:
  Dividends from net investment income                                --             --
  Distributions from net realized gain on investments                 --          (0.01)
  Distributions from capital                                          --             --
                                                                 -------        -------
Total distributions                                                   --          (0.01)
                                                                 -------        -------
Net increase (decrease) in net asset value                         (2.32)         (1.07)
Net asset value, end of period                                   $  7.03        $  9.35
                                                                 =======        =======
TOTAL RETURN                                                     (24.78%)       (10.16%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $18,615        $14,052
Ratio of expenses to average net assets                            1.51%          1.39%(a,c)
Ratio of net investment income (loss) to average net assets       (0.56%)        (0.28%)(a,c)
Portfolio turnover rate                                             274%           164%

a Annualized.

b For the period May 1, 2000 (commencement of operations) to December 31, 2000.
  The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.53% and (0.42%), respectively.

 92                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD LARGE CAP GROWTH HLS FUND (FORMERLY FORTIS LARGE CAP GROWTH SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                              CLASS IA - PERIOD ENDED:
                                                                 12/31/01      12/31/00      12/31/99     12/31/98(B)
                                                                ----------    ----------    ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $11.86        $15.05        $12.04        $10.16
Net investment income (loss)                                        (0.01)        (0.03)        (0.01)           --
Net realized and unrealized gain (loss) on investments              (1.76)        (2.59)         3.28          1.88
                                                                 --------      --------      --------      --------
Total from investment operations                                    (1.77)        (2.62)         3.27          1.88
Less distributions:
  Dividends from net investment income                                 --            --            --            --
  Distributions from net realized gain on investments                  --         (0.57)        (0.26)           --
  Distributions from capital                                           --            --            --            --
                                                                 --------      --------      --------      --------
Total distributions                                                    --         (0.57)        (0.26)           --
                                                                 --------      --------      --------      --------
Net increase (decrease) in net asset value                          (1.77)        (3.19)         3.01          1.88
Net asset value, end of period                                     $10.09        $11.86        $15.05        $12.04
                                                                 ========      ========      ========      ========
TOTAL RETURN                                                      (14.89%)      (17.95%)       27.22%        18.61%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $86,475       $98,814       $87,061       $19,121
Ratio of expenses to average net assets                             0.95%         0.96%         0.97%         1.25%(a,c)
Ratio of net investment income (loss) to average net assets        (0.11%)       (0.27%)       (0.09%)        0.03%(a,c)
Portfolio turnover rate                                               77%           68%           50%           36%

a Annualized.

b For the period May 1, 1998 (commencement of operations) to December 31, 1998.
  The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.27% and 0.01%, respectively.

HARTFORD HLS FUNDS                                                            93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MID CAP STOCK HLS FUND (FORMERLY FORTIS MID CAP STOCK SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                              CLASS IA - PERIOD ENDED:
                                                                 12/31/01      12/31/00      12/31/99     12/31/98(B)
                                                                ----------    ----------    ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.31        $10.68         $9.64          $9.94
Net investment income (loss)                                        0.01          0.02          0.01           0.02
Net realized and unrealized gain (loss) on investments             (0.44)         0.93          1.04          (0.30)
                                                                 -------       -------       -------         ------
Total from investment operations                                   (0.43)         0.95          1.05          (0.28)
Less distributions:
  Dividends from net investment income                             (0.01)        (0.02)        (0.01)         (0.02)
  Distributions from net realized gain on investments              (0.02)        (1.30)           --             --
  Distributions from capital                                          --            --            --             --
                                                                 -------       -------       -------         ------
Total distributions                                                (0.03)        (1.32)        (0.01)         (0.02)
                                                                 -------       -------       -------         ------
Net increase (decrease) in net asset value                         (0.46)        (0.37)         1.04          (0.30)
Net asset value, end of period                                     $9.85        $10.31        $10.68          $9.64
                                                                 =======       =======       =======         ======
TOTAL RETURN                                                      (4.17%)        8.71%        10.97%         (2.89%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $46,758       $37,767       $24,800        $12,995
Ratio of expenses to average net assets                            1.02%         1.05%         1.18%          1.25%(a,c)
Ratio of net investment income (loss) to average net assets        0.07%         0.18%         0.15%          0.19%(a,c)
Portfolio turnover rate                                              79%          123%           73%            66%

a Annualized.

b For the period May 1, 1998 (commencement of operations) to December 31, 1998.
  The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.

c HL Advisors has voluntarily undertaken to limit annual expenses for the fund
  (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.40% and 0.04%, respectively.

 94                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALLCAP GROWTH HLS FUND (FORMERLY FORTIS AGGRESSIVE GROWTH SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                          CLASS IA - PERIOD ENDED:
                                                      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                                     ----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $23.73        $33.79        $16.70        $13.81        $13.62
Net investment income (loss)                                --            --         (0.04)         0.01          0.03
Net realized and unrealized gain (loss) on
  investments                                            (4.91)        (3.06)        17.86          2.91          0.16
                                                      --------      --------      --------      --------      --------
Total from investment operations                         (4.91)        (3.06)        17.82          2.92          0.19
Less distributions:
  Dividends from net investment income                      --            --         (0.01)        (0.03)           --
  Distributions from net realized gain on
    investments                                          (2.38)        (7.00)        (0.72)           --            --
  Distributions from capital                                --            --            --            --            --
                                                      --------      --------      --------      --------      --------
Total distributions                                      (2.38)        (7.00)        (0.73)        (0.03)           --
                                                      --------      --------      --------      --------      --------
Net increase (decrease) in net asset value               (7.29)       (10.06)        17.09          2.89          0.19
Net asset value, end of period                          $16.44        $23.73        $33.79        $16.70        $13.81
                                                      ========      ========      ========      ========      ========
TOTAL RETURN                                           (20.18%)      (15.08%)      109.25%        21.17%         1.43%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $272,272      $352,615      $333,158      $149,860      $122,455
Ratio of expenses to average net assets                  0.68%         0.66%         0.72%         0.72%         0.76%
Ratio of net investment income (loss) to average
  net assets                                            (0.02%)        0.01%        (0.22%)        0.06%         0.24%
Portfolio turnover rate                                   164%          160%          264%          135%           25%

HARTFORD HLS FUNDS                                                            95

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL CAP VALUE HLS FUND (FORMERLY FORTIS SMALL CAP VALUE SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                              CLASS IA - PERIOD ENDED:
                                                                 12/31/01      12/31/00      12/31/99     12/31/98(B)
                                                                ----------    ----------    ----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $11.74        $10.20         $9.28         $9.96
Net investment income (loss)                                         0.13          0.17          0.12          0.07
Net realized and unrealized gain (loss) on investments               2.33          2.54          1.27         (0.62)
                                                                 --------      --------      --------      --------
Total from investment operations                                     2.46          2.71          1.39         (0.55)
Less distributions:
  Dividends from net investment income                                 --         (0.17)        (0.11)        (0.07)
  Distributions from net realized gain on investments                  --         (1.00)        (0.36)        (0.06)
  Distributions from capital                                           --            --            --            --
                                                                 --------      --------      --------      --------
Total distributions                                                    --         (1.17)        (0.47)        (0.13)
                                                                 --------      --------      --------      --------
Net increase (decrease) in net asset value                           2.46          1.54          0.92         (0.68)
Net asset value, end of period                                     $14.20        $11.74        $10.20         $9.28
                                                                 ========      ========      ========      ========
TOTAL RETURN                                                       21.01%        27.00%        15.34%        (5.48%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $108,672       $58,027       $39,171       $16,503
Ratio of expenses to average net assets                             0.96%         1.03%         1.04%         1.24%(a)
Ratio of net investment income (loss) to average net assets         1.19%         1.71%         1.57%         1.56%(a)
Portfolio turnover rate                                               49%           90%           68%           57%

a Annualized.

b For the period May 1, 1998 (commencement of operations) to December 31, 1998.
  The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.

 96                                                           HARTFORD HLS FUNDS

                                                                       FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD VALUE OPPORTUNITIES HLS FUND (FORMERLY FORTIS VALUE SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                           CLASS IA - PERIOD ENDED:
                                                        12/31/01      12/31/00      12/31/99      12/31/98     12/31/97
                                                       ----------    ----------    ----------    ----------    --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $17.38        $15.65       $14.38        $13.42       $11.38
Net investment income (loss)                                0.08          0.14         0.13          0.16         0.12
Net realized and unrealized gain (loss) on
  investments                                              (0.48)         2.68         1.15          1.13         2.75
                                                        --------      --------      -------       -------      -------
Total from investment operations                           (0.40)         2.82         1.28          1.29         2.87
Less distributions:
  Dividends from net investment income                     (0.11)        (0.13)          --         (0.16)       (0.13)
  Distributions from net realized gain on
    investments                                            (2.04)        (0.96)        (.01)        (0.17)       (0.70)
  Distributions from capital                                  --            --           --            --           --
                                                        --------      --------      -------       -------      -------
Total distributions                                        (2.15)        (1.09)        (.01)        (0.33)       (0.83)
                                                        --------      --------      -------       -------      -------
Net increase (decrease) in net asset value                 (2.55)         1.73         1.27          0.96         2.04
Net asset value, end of period                            $14.83        $17.38       $15.65        $14.38       $13.42
                                                        ========      ========      =======       =======      =======
TOTAL RETURN                                              (2.55%)       18.49%        8.96%         9.64%       25.24%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $130,567      $111,590      $94,583       $87,604      $55,058
Ratio of expenses to average net assets                    0.73%         0.76%        0.78%         0.76%        0.83%
Ratio of net investment income (loss) to average
  net assets                                               0.68%         0.87%        0.85%         1.26%        1.41%
Portfolio turnover rate                                     147%          171%         211%          332%         121%

HARTFORD HLS FUNDS                                                            97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                     CLASS IA - PERIOD ENDED:
                                              12/31/01        12/31/00        12/31/99        12/31/98       12/31/97
                                            ------------    ------------    ------------    ------------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $2.665          $2.965          $2.985          $2.527         $2.169
Net investment income (loss)                      0.064           0.068           0.068           0.061          0.056
Net realized and unrealized gain (loss)
  on investments                                 (0.189)         (0.088)          0.221           0.546          0.455
                                            -----------     -----------     -----------     -----------     ----------
Total from investment operations                 (0.125)         (0.020)          0.289           0.607          0.511
Less distributions:
  Dividends from net investment income           (0.073)         (0.023)         (0.063)         (0.060)        (0.055)
  Distributions from net realized gain
    on investments                               (0.127)         (0.257)         (0.246)         (0.089)        (0.098)
  Distributions from capital                      0.000           0.000           0.000           0.000          0.000
                                            -----------     -----------     -----------     -----------     ----------
Total distributions                              (0.200)         (0.280)         (0.309)         (0.149)        (0.153)
                                            -----------     -----------     -----------     -----------     ----------
Net increase (decrease) in net asset
  value                                          (0.325)         (0.300)         (0.020)          0.458          0.358
Net asset value, end of period                   $2.340          $2.665          $2.965          $2.985         $2.527
                                            ===========     ===========     ===========     ===========     ==========
TOTAL RETURN                                     (4.64%)         (0.75%)         10.59%          24.66%         24.51%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $11,836,564     $13,430,507     $14,082,895     $11,805,411     $8,283,912
Ratio of expenses to average net assets           0.66%           0.66%           0.65%           0.63%          0.63%
Ratio of net investment income (loss) to
  average net assets                              2.51%           2.47%           2.46%           2.40%          2.44%
Portfolio turnover rate                           34.2%(a)        40.4%(a)        38.4%(a)        36.7%(a)       36.1%(a)

a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 98                                                           HARTFORD HLS FUNDS

                                                                       FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------
HARTFORD BOND HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                       CLASS IA - PERIOD ENDED:
                                                 12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                -----------    -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $1.108         $0.994        $1.081         $1.050         $1.000
Net investment income (loss)                         0.046          0.069         0.062          0.053          0.063
Net realized and unrealized gain (loss) on
  investments                                        0.052          0.050        (0.084)         0.032          0.047
                                                ----------     ----------      --------       --------       --------
Total from investment operations                     0.098          0.119        (0.022)         0.085          0.110
Less distributions:
  Dividends from net investment income              (0.056)        (0.005)       (0.058)        (0.054)        (0.060)
  Distributions from net realized gain on
    investments                                      0.000          0.000        (0.007)         0.000          0.000
  Distributions from capital                         0.000          0.000         0.000          0.000          0.000
                                                ----------     ----------      --------       --------       --------
Total distributions                                 (0.056)        (0.005)       (0.065)        (0.054)        (0.060)
                                                ----------     ----------      --------       --------       --------
Net increase (decrease) in net asset value           0.042          0.114        (0.087)         0.031          0.050
Net asset value, end of period                      $1.150         $1.108        $0.994         $1.081         $1.050
                                                ==========     ==========      ========       ========       ========
TOTAL RETURN                                         8.68%         11.99%        (2.02%)         8.15%         11.35%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $1,549,698     $1,033,043      $978,861       $902,480       $552,870
Ratio of expenses to average net assets              0.51%          0.52%         0.52%          0.50%          0.51%
Ratio of net investment income (loss) to
  average net assets                                 5.87%          6.54%         6.09%          5.86%          6.58%
Portfolio turnover rate                             184.8%(c)      168.5%(c)     110.7%(c)      122.3%(c)      112.9%(a,c)
Current Yield(b)                                     5.74%          6.13%         7.02%          5.92%          6.34%

a Excluding mortgage dollar rolls

b The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

c Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HLS FUNDS                                                            99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                            CLASS IA - PERIOD ENDED:
                                                          12/31/01      12/31/00      12/31/99     9/30/98-12/31/98(A)
                                                         ----------    ----------    ----------    --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $0.939       $1.005        $1.017             $1.000
Net investment income (loss)                                 0.078        0.078         0.060              0.019
Net realized and unrealized gain (loss) on
  investments                                               (0.056)      (0.068)       (0.013)             0.017
                                                          --------      -------       -------            -------
Total from investment operations                             0.022        0.010         0.047              0.036
Less distributions:
  Dividends from net investment income                      (0.001)      (0.076)       (0.059)            (0.019)
  Distributions from net realized gain on investments        0.000        0.000         0.000              0.000
  Distributions from capital                                 0.000        0.000         0.000              0.000
                                                          --------      -------       -------            -------
Total distributions                                         (0.001)      (0.076)       (0.059)            (0.019)
                                                          --------      -------       -------            -------
Net increase (decrease) in net asset value                   0.021       (0.066)       (0.012)             0.017
Net asset value, end of period                              $0.960       $0.939        $1.005             $1.017
                                                          ========      =======       =======            =======
TOTAL RETURN                                                 2.69%        1.03%         4.70%              3.59%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $127,044      $66,104       $52,731            $14,482
Ratio of expenses to average net assets                      0.81%        0.81%         0.72%              0.35%(c,d)
Ratio of net investment income (loss) to average net
  assets                                                     9.70%        9.15%         8.36%              8.04%(c,d)
Portfolio turnover rate                                      63.0%(f)     69.4%(f)      46.9%(f)           15.4%(f)
Current Yield(e)                                            10.89%       10.75%         9.65%              8.90%

a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998

b Not annualized.

c Annualized.

d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

e The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

f Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 100                                                          HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MULTISECTOR BOND HLS FUND (FORMERLY FORTIS MULTISECTOR BOND SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                         CLASS IA - PERIOD ENDED:
                                                     12/31/01     12/31/00(A)     12/31/99      12/31/98      12/31/97
                                                    ----------    -----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $10.50         $10.26        $11.56        $10.65        $11.11
Net investment income (loss)                            0.66           0.65          0.57          0.30          0.46
Net realized and unrealized gain (loss) on
  investments                                          (0.07)         (0.21)        (1.44)         1.13         (0.45)
                                                     -------        -------       -------       -------       -------
Total from investment operations                        0.59           0.44         (0.87)         1.43          0.01
Less distributions:
  Dividends from net investment income                    --          (0.20)        (0.35)        (0.19)        (0.37)
  Distributions from net realized gain on
    investments                                           --             --         (0.08)        (0.33)        (0.10)
  Distributions from capital                              --             --            --            --            --
                                                     -------        -------       -------       -------       -------
Total distributions                                       --          (0.20)        (0.43)        (0.52)        (0.47)
                                                     -------        -------       -------       -------       -------
Net increase (decrease) in net asset value              0.59           0.24         (1.30)         0.91         (0.46)
Net asset value, end of period                        $11.09         $10.50        $10.26        $11.56        $10.65
                                                     =======        =======       =======       =======       =======
TOTAL RETURN                                           5.58%          4.27%        (7.53%)       13.49%         0.14%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $30,648        $23,300       $24,926       $24,659       $20,692
Ratio of expenses to average net assets                0.86%          0.94%         0.90%         0.88%         1.10%
Ratio of net investment income (loss) to average
  net assets                                           6.54%          6.22%         3.83%         4.19%         4.41%
Portfolio turnover rate                                  73%           284%          194%          190%          168%

a On March 15, 2000, the fund, formerly known as Fortis Global Bond Series, changed its investment objective in conjunction with a change in sub-adviser. As Fortis Global Bond Series, the fund invested principally in high quality U.S. and foreign government and corporate fixed income securities. The new investment objective of the fund is to invest in U.S. and foreign government obligations and fixed rate corporate debt, including investment and non-investment grade bonds. The fund's sub-adviser changed from Mercury Asset Management International, Ltd. to AIM Capital Management, Inc. on March 15, 2000.

HARTFORD HLS FUNDS                                                           101

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (FORMERLY FORTIS U.S. GOVERNMENT SECURITIES SERIES)

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                          CLASS IA - PERIOD ENDED:
                                                      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                                     ----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.59        $10.13        $10.93        $10.68        $10.57
Net investment income (loss)                              0.50          0.70          0.63          0.60          0.80
Net realized and unrealized gain (loss) on
  investments                                             0.28          0.46         (0.84)         0.34          0.12
                                                      --------      --------      --------      --------      --------
Total from investment operations                          0.78          1.16         (0.21)         0.94          0.92
Less distributions:
  Dividends from net investment income                   (0.58)        (0.70)        (0.59)        (0.69)        (0.81)
  Distributions from net realized gain on
    investments                                             --            --            --            --            --
  Distributions from capital                                --            --            --            --            --
                                                      --------      --------      --------      --------      --------
Total distributions                                      (0.58)        (0.70)        (0.59)        (0.69)        (0.81)
                                                      --------      --------      --------      --------      --------
Net increase (decrease) in net asset value                0.20          0.46         (0.80)         0.25          0.11
Net asset value, end of period                          $10.79        $10.59        $10.13        $10.93        $10.68
                                                      ========      ========      ========      ========      ========
TOTAL RETURN                                             7.50%        11.81%        (1.94%)        8.87%         9.08%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $174,333      $141,415      $138,658      $152,672      $142,070
Ratio of expenses to average net assets                  0.51%         0.52%         0.52%         0.51%         0.54%
Ratio of net investment income (loss) to average
  net assets                                             5.55%         6.28%         5.64%         5.53%         6.03%
Portfolio turnover rate                                   155%          128%           97%          114%          148%

 102                                                          HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                          CLASS IA - PERIOD ENDED:
                                                      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                                     ----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $1.000        $1.000        $1.000        $1.000        $1.000
Net investment income (loss)                             0.038         0.059         0.070         0.051         0.049
Net realized and unrealized gain (loss) on
  investments                                            0.000         0.000         0.000         0.000         0.000
                                                     ----------    ----------    ----------     --------      --------
Total from investment operations                         0.038         0.059         0.070         0.051         0.049
Less distributions:
  Dividends from net investment income                  (0.038)       (0.059)       (0.070)       (0.051)       (0.049)
  Distributions from net realized gain on
    investments                                          0.000         0.000         0.000         0.000         0.000
  Return of capital                                      0.000         0.000         0.000         0.000         0.000
                                                     ----------    ----------    ----------     --------      --------
Total from distributions                                (0.038)       (0.059)       (0.070)       (0.051)       (0.049)
                                                     ----------    ----------    ----------     --------      --------
Net increase (decrease) in net asset value               0.000         0.000         0.000         0.000         0.000
Net asset value, end of period                          $1.000        $1.000        $1.000        $1.000        $1.000
                                                     ==========    ==========    ==========     ========      ========
TOTAL RETURN                                             3.87%         6.10%         4.89%         5.25%         5.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $1,867,520    $1,242,275    $1,257,436     $872,486      $612,480
Ratio of expenses to average net assets                  0.48%         0.48%         0.47%         0.45%         0.44%
Ratio of net investment income (loss) to average
  net assets                                             3.58%         5.91%         4.81%         5.12%         5.21%
Portfolio turnover rate                                     --            --            --            --            --
Current Yield(a)                                         1.80%         6.20%         5.34%         4.79%         5.36%
Effective Yield(a)                                       1.82%         6.39%         5.49%         4.90%         5.50%

a The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD HLS FUNDS                                                           103

PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES (THE HARTFORD) Applicable to The Hartford's United States Operations

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The'Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 104                                                          HARTFORD HLS FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual report. In the annual report for certain funds you will find a discussion of the market conditions and investment strategies that significantly affected those funds' performance during the last fiscal year. You will also find the auditor's report in the annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2001 have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:
Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:
1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:
at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:
INTERNET:
www.sec.gov

E-MAIL:
publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

American Leaders HLS Fund                811-04615
Blue Chip Stock HLS Fund                 811-04615
Blue Chip Stock II HLS Fund              811-04615
Capital Opportunities HLS Fund           811-04615
Global Equity HLS Fund                   811-04615
Global Leaders HLS Fund                  811-08629
Growth and Income HLS Fund               811-08629
Growth Opportunities HLS Fund            811-04615
Index HLS Fund                           811-05045
International Stock HLS Fund             811-04615
International Stock II HLS Fund          811-04615
Investors Growth HLS Fund                811-04615
Large Cap Growth HLS Fund                811-04615
Mid Cap Stock HLS Fund                   811-04615
SmallCap Growth HLS Fund                 811-04615
Small Cap Value HLS Fund                 811-04615
Value Opportunities HLS Fund             811-04615
Advisers HLS Fund                        811-03659
Bond HLS Fund                            811-03660
High Yield HLS Fund                      811-08629
Multisector Bond HLS Fund                811-04615
U.S. Government Securities HLS Fund      811-04615
Money Market HLS Fund                    811-03662